UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21317

Stadion Investment Trust

(Exact name of registrant as specified in charter)

1061 Cliff Dawson Road, Watkinsville, Georgia 30677

(Address of principal executive offices)(Zip code)

Edward Corrao, Esq.

ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203

(Name and address of agent for service)

Registrant's telephone number, including area code: (706) 583-5207

Date of fiscal year end: May 31

Date of reporting period: June 1, 2017 through November 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMI-ANNUAL REPORT

November 30, 2017

STADION TACTICAL GROWTH FUND

STADION TACTICAL DEFENSIVE FUND

STADION TRILOGY ALTERNATIVE RETURN FUND

STADION ALTERNATIVE INCOME FUND

TABLE OF CONTENTS

Letter to Shareholders	1
Performance Information	5
Disclosure of Fund Expenses	13
Schedules of Investments	15
Statements of Assets and Liabilities	26
Statements of Operations	28
Statements of Changes in Net Assets	29
Financial Highlights	31
Notes to Financial Statements	47
Additional Information	58

Stadion Investment Trust	Letter to Shareholders

November 30, 2017 (Unaudited)

Dear Stadion Shareholder,

We are pleased to present the Stadion Funds’ Semi-Annual Report for the six months ended November 30, 2017. This letter includes a market overview and a discussion of the prevailing market conditions six months ended November 30, 2017, highlighting the purpose and approach of each of our funds. First, let’s briefly look at financial market conditions during the reporting period.

6 Month Market Condition Overview

Equity Markets

U.S. equities continued their impressive rally for the six-month period ending November 30, 2017. The major bullish themes of global synchronized growth, strengthening U.S. corporate earnings, and confidence in President Trump’s ability to deliver on his campaign promises of major tax reform, deregulation and increased spending on infrastructure remained firmly on investor’s minds. The Dow Jones Industrial Average Index led the major U.S. Indexes higher by surging 16.95%. The NASDAQ Composite and the S&P 500 finished 11.51%% and 10.89% higher, respectively. International equities added gains, as well. The emerging markets, as measured by the MSCI Emerging Markets Index, added 13.27% and the MSCI EAFE Index (developed international markets) gained 8.05%. Overall volatility, as measured by the CBOE Volatility Index (VIX), remained at very low levels. The fundamental backdrop remains positive. Gross Domestic Product has posted two consecutive quarters of 3% growth. The unemployment rate is at a 16-year low and consumer confidence is at a 17-year high. According to the Organization for Economic Cooperation and Development (OECD), global growth is projected to increase approximately 3.5% in 2017 and 3.7% in 2018 compared to their earlier forecast of 3%.

This positive market sentiment overpowered events that would normally be expected to negatively impact markets, such as geopolitical concerns, two devastating hurricanes and the beginning of the unwind of an era of ultra-low interest rates. North Korea furthered their missile testing, some believing they now possess the technology to reach the U.S. The Federal Reserve Bank raised short term rates twice in this period. The Fed has penciled in three rate hikes for 2018 should the positive economic momentum continue. Other central banks are following the Fed’s lead. The European Central Bank (ECB) held rates steady but is reducing the amount of bonds it is buying. The Bank of England raised rates for the first time in 10 years.

Bond Markets

The U.S. Treasury 10-year note, which can be used to evaluate the strength of the bond market, spent most of the period trading in the well-established trading range between 2.10% and 2.40% and finished the period at 2.41%. The Bloomberg Barclays U.S. Aggregate Index returned 0.63% for the period. In August and September, U.S. treasuries benefited from a flight to quality as tensions increased with North Korea, as well as sagging inflation data and a split among Fed officials over the timing of the next rate hike. Yields briefly touched a one year low of 2.06% before heading back to 2.40%. The bond market is facing interesting headwinds. The Fed is facing a conflicted dual mandate of seeking to achieve full employment and a 2% inflation rate. The unemployment mandate is on target at 4.1%, a sixteen year low. However, inflation is stubbornly below the Fed’s 2% target and is currently running at 1.6%. At present, the Fed is forecasting higher inflation rates and additional rate hikes for 2018 but has commented if their forecasts prove incorrect they will adjust course as conditions change.

Stadion’s Tactical Equity Portfolio Line-up

Stadion’s line-up of tactical equity funds offer varying degrees of risk management and the ability to diversify across markets. The Tactical Growth Fund (“Growth Fund”) is a growth oriented strategy with a defensive element in its investment process. For added defense, Stadion’s Tactical Defensive Fund (“Defensive Fund”) provides persistent market exposure but with a more prominent focus on risk management.

Stadion’s Alternative Portfolio Line-up

Stadion’s Trilogy Alternative Return Fund (“Trilogy Fund”) is an absolute return strategy designed to be market-direction agnostic over the course of a year. Stadion’s Alternative Income Fund (“Income Fund”) seeks to generate premium from non-traditional assets outside of traditional fixed income markets.

Stadion Tactical Growth Fund

The Growth Fund follows a rules based, proprietary model. The model quantitatively ranks all actively traded Exchange Traded Funds (“ETFs”) that have first passed a fundamental review, ranking them on risk-adjusted return. The holdings of the Growth Fund are adjusted to favor the purchase and holding of ETFs presenting strength within the model. ETFs perceived as weak by the model are sold or not considered for purchase. The goal of the Growth Fund’s investment process is to produce returns while assuming less risk over a market cycle as compared to its benchmark. What differentiates the Growth Fund from Stadion's other trend, following strategy is that instead of allocating to cash, the Growth Fund will attempt to allocate among a mix of defensive and non-correlated assets during turbulent times.

Semi-Annual Report | November 30, 2017	1

Stadion Investment Trust	Letter to Shareholders

November 30, 2017 (Unaudited)

For the six months ending November 30, 2017, the Growth Fund – Class A returned 8.08%. These numbers exclude the impact of the 5.75% sales load. The Fund’s performance reflects allocation decisions and market performance. Its primary benchmark, the Morningstar Moderately Aggressive Target Risk Index, returned 8.54% for the half-year period.

The Growth Fund maintained an approximate 85% allocation to equities during the period, with a higher weight towards U.S. equities, particularly small cap and growth stocks, and a lower weight towards international stocks and fixed income as compared to the Morningstar index. The period did not see wholesale changes to the portfolio, but rather smaller rotational changes into stronger performing sectors. It also maintained a small metals position mid-period. While international markets were strong during the period, the additional volatility compared to other asset classes still precluded the Fund from adding additional exposure based on our ranking process. Several factors contributed to the Fund’s returns for the period, including the robust performance of the U.S. equity market. The portfolio benefitted from an overweight allocation to U.S. equity and to particular holdings, as compared to the index, as well as an underweighting to fixed income.

Stadion Trilogy Alternative Return Fund

The Trilogy Fund is a multi-strategy portfolio designed to generate total returns regardless of market direction, with an emphasis on lower risk and volatility than U.S. equity markets. The Trilogy Fund consists of an equity component, an income component and a trend component, and is designed with the goal that at least two of the three are in a favorable environment over a given year. For the six months ended November 30, 2017, the Trilogy Fund Class A returned 2.30%, excluding the impact of the 5.75% sales load, while the HFRX Absolute Return Index was up 1.79% and the Morningstar Multi-Alternative Category gained 2.61%. The CBOE Volatility Index (VIX), often referred to as the 'fear index', continued to break records as the index dipped below 10 on over half of the days during this six month period. Prior to 2017, this had only occurred 18 times total going back to 1990. The S&P 500 Index continued to make new highs and finished higher each month during the period. With the strong equity environment, the dividend paying equities the Fund owns contributed strongly to performance over the six month period. The Fund employs an option strategy, known as a “collar,” around these equities designed to help dampen volatility and protect the Fund from bear markets in equities. This option strategy was understandably a drag on performance, since this sort of protection wasn't needed during the six months ended in November. The Fund had positive performance from its fixed income component. The Fund’s option selling in an attempt to generate premium was a drag on performance given the overall trend in the market over the six month period. The trend portion of the Fund was a strong contributor to performance over the six months as the market continued its fundamental move higher.

Stadion Alternative Income Fund

The Income Fund seeks to generate income and absolute return while avoiding many of the potential risks associated with income producing strategies. The Income Fund seeks dividend income from equities while utilizing a market collar to limit equity risk. It also sells short term options as a way to both generate potential premium from option selling but also as a tool to manage risk. For the six months ended November 30, 2017, the Income Fund Class A returned 0.67%, excluding the impact of the 5.75% sales load, while the Bloomberg Barclays Capital Aggregate Bond Index gained 0.68% and the Morningstar Option Based Category gained 4.39%. The two approaches the Fund takes towards generating absolute returns and income had mixed results over the six month period, as the dividend equities participated in the market rally and generated positive returns, while the collar overlaid on those equities was naturally a drag during the strong equity rally. The portion of the Fund that sells options as a risk management and premium generation tool was also a drag on performance, as the market trended strongly over the period.

Stadion Tactical Defensive Fund

The Defensive Fund brings together two complementary components to diversify equity allocations and attempt to reduce volatility over changing market cycles. One component seeks to focus on longer-term cyclical trends, to seek a balance of safety and return, while the other component focuses on shorter-term trends. Fifty percent of the portfolio is governed by the long-term trend strategy and 50% is governed by the shorter (more safety conscious) intermediate-term trend strategy.

During the six months ended November 30, 2017 the Defensive Fund – Class A gained 8.22%, excluding the impact of the 5.75% sales load. The Fund’s primary benchmark, the Morningstar Moderate Target Risk Index, was up 6.51%, while the Morningstar Tactical Allocation Category benchmark gained 5.92%.

Risk levels were low to begin the six-month period, and the Defensive Fund was fully invested in a globally diversified portfolio of ETFs. Shortly thereafter, stock and bond markets began gyrating on comments from multiple central banks towards less aggressive stimulus policies. The Federal Reserve raised interest rates for the second time in three months and said it would begin cuttings its holdings of bonds later in the year. The shorter-term risk measures incorporated in the Fund signaled increasing risk and the Fund raised a cash position of 12%. Risk levels soon improved but remained close to their signal lines with market breadth being weak. August headlines included increasing tensions with North Korea, chaos in the U.S. President’s administration, and a devastating hurricane impacting the fourth largest city in the U.S. and 30% of the nation’s oil output. Increased risk in the market led to a full deterioration in the Fund’s short-term risk measures resulting in a 50% cash position in the Fund.

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Stadion Investment Trust	Letter to Shareholders

November 30, 2017 (Unaudited)

By the end of August, investor sentiment began to focus on improving global economic growth, hopes of changes in the tax system, and the portion of the portfolio that focuses on short term trends was back to a fully invested position holding a globally diversified portfolio with a slight tilt to U.S. technology and small cap ETFs. We are pleased with the performance of the Fund, which is designed with a defensive bias but can also participate in strongly rising markets. As we approach the 10th year of a bull market, we believe it prudent to balance upside opportunities with risk management in place.

Thank you for entrusting your serious money to Stadion. Please feel free to contact us with any questions or concerns.

Sincerely,

Stadion Money Management

John Wiens, CFA

Senior Vice President of Portfolio Management

The views in this report were those of the Funds’ investment adviser as of the date of this Report and may not reflect their views on the date this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investment in the Funds and do not constitute investment advice.

Investment in the Funds are subject to investment risks, including, without limitation, market risk, management style risk, risks related to “fund of funds” structure, sector risk, fixed income risk, tracking risk, risks related to ETF net asset value and market price, foreign securities risk, risks related to portfolio turnover and small capitalization companies risk. Since the Funds are a “fund of funds,” an investor will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Funds invest in addition to the Funds’ direct fees and expenses.

Derivative instruments can be volatile and the potential loss to the Funds may exceed the Funds’ initial investment. Derivative instruments may be difficult to value and may be subject to wide swings in valuations caused by changes in the value of the underlying instrument. The use of these instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. The Funds could also experience losses if they are unable to close out a position because the market for an instrument or position is or becomes illiquid.

Options are financial derivatives that represent a contract sold by one party (option writer) to another party (option holder). The contract offers the buyer the right, but not the obligation, to buy (call) or sell (put) a security or other financial asset at an agreed-upon price (the strike price) during a certain period of time or on a specific date (exercise date).

An Option Collar is a protective options strategy that is implemented after a long position in a stock has experienced substantial gains. It is created by purchasing an out of the money put option while simultaneously writing an out of the money call option.

The Funds’ foreign investments generally carry more risks than funds that invest strictly in U.S. assets, including currency risk, geographic risk, and emerging market risk. Risks can also result from varying stages of economic and political development; differing regulatory environments, trading days, and accounting standards; and higher transaction costs of non-U.S. markets. More information about these risks and other risks can be found in the Funds’ prospectus.

Bloomberg Barclays Capital US Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer.

The CBOE Volatility Index® (VIX® Index) is a leading measure of market expectations of near-term volatility conveyed by S&P 500 Index (SPX) option prices.

The Dow Jones Industrial Average® is a world-renowned gauge of the U.S. equity market. The index covers all industries with the exception of transportation and utilities,

MSCI Emerging Market Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

MSCI EAFE Index (Europe, Australasia, Far East) is an unmanaged free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the US & Canada.

Semi-Annual Report | November 30, 2017	3

Stadion Investment Trust	Letter to Shareholders

November 30, 2017 (Unaudited)

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% global equity exposure.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderate Target Risk Index seeks approximately 60% global equity exposure.

The Morningstar Multi-Alternative Category is a benchmark created and published by Morningstar and defines Alternative as “Alternative funds may take short positions or invest in currencies, derivatives, or other instruments.”

The Morningstar Tactical Allocation Category is a benchmark created and published by Morningstar and is defined as “Portfolios seek to provide capital appreciation and income by actively shifting allocations between asset classes.”

The Morningstar Long/Short Equity Category is a benchmark created and published by Morningstar and is defined as “portfolios hold sizable stakes in both long and short positions in equities and related derivatives. Some funds that fall into this category will shift their exposure to long and short positions depending on their macro outlook or the opportunities they uncover through bottomup research. Some funds may simply hedge long stock positions through exchange-traded funds or derivatives.”

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

Nasdaq Composite Index is a stock market index of common stocks and similar securities listed on the Nasdaq stock market. It is highly followed in the U.S. as an indicator of the performance of technology and growth company stocks.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index.

The Russell 2000 Small Cap Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

One may not invest directly in an index, which is unmanaged and does not incur fees, expenses or taxes.

Correlation is a measure of how investments move in relation to one another. A correlation of 1 means the two asset classes move exactly in line with each other, while a correlation of -1 means they move in the exact opposite direction.

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Stadion Tactical Growth Fund	Performance Information

November 30, 2017 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Growth Fund(a) and the Morningstar Moderately Aggressive Target Risk Index

Average Annual Total Returns(b)(c) (for periods ended November 30, 2017)

	6 Month	1 Year	5 Year	10 Year	Since Inception
Stadion Tactical Growth Fund - A - NAV	8.08%	12.89%	9.52%	7.40%	6.78%
Stadion Tactical Growth Fund - A – POP	1.89%	6.44%	8.23%	6.76%	6.32%
Stadion Tactical Growth Fund - C - NAV	7.64%	12.02%	8.69%	6.59%	5.98%
Stadion Tactical Growth Fund - C - CDSC	6.64%	11.02%	8.69%	6.59%	5.98%
Stadion Tactical Growth Fund - I - NAV	8.22%	13.21%	9.80%	7.67%	7.05%
Stadion Tactical Growth Fund - T - NAV	8.16%	13.01%	9.55%	7.41%	6.79%
Stadion Tactical Growth Fund - T - POP	5.41%	10.21%	9.00%	7.14%	6.59%
Morningstar Moderately Aggressive Target Risk Index	8.54%	19.32%	10.11%	6.09%	7.87%(d)

(a)	The line graph above represents performance of Class I shares only, which will vary from the performance of Class A, Class C and Class T shares based on the difference in loads and fees paid by shareholders in different classes.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)	The performance shown includes that of the predecessor Fund, the ETF Market Opportunity Fund, a series of Aviemore Trust, which was reorganized into the Fund, as of the close of business on March 29, 2013. Class I, Class A, Class C and Class T shares of the Fund commenced operations on May 3, 2004, April 1, 2013, April 1, 2013, and August 14, 2017, respectively. The performance shown for Class A, Class C and Class T shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class I shares, the initial share class, calculated using the fees and expenses of Class A, Class C and Class T shares respectively and without the effect of any fee and expense limitations or waivers. If Class A, Class C and Class T shares of the Fund had been available during periods prior to April 1, 2013, the performance shown may have been different.

(d)	Represents the period from May 3, 2004 (date of original public offering of Class I shares) through November 30, 2017.

Semi-Annual Report | November 30, 2017	5

Stadion Tactical Growth Fund	Performance Information

November 30, 2017 (Unaudited)

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

The Total Annual Fund Operating Expenses for Class A, Class C, Class I and Class T are 1.87%, 2.63%, 1.64% and 1.84%, respectively. The Fund’s investment adviser, Stadion Money Management, LLC (the “Advisor”) has entered into an Expense Limitation Agreement with the Fund under which it has contractually agreed to waive Management Fees and to assume other expenses of the Fund, if necessary, in an amount that limits annual operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under a Rule 12b-1 Distribution Plan) of Class A, Class C, Class I and Class T shares to not more than 1.30% of the average daily net assets allocable to each Class of the Fund. The Expense Limitation Agreement is currently in effect until October 1, 2018.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A, Class T and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased share are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderately Aggressive Target Risk Index seeks approximately 80% global equity exposure.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

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Stadion Tactical Defensive Fund	Performance Information

November 30, 2017 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Tactical Defensive Fund(a), the S&P 500® Total Return Index and the Morningstar Moderate Target Risk Index

Average Annual Total Returns(b) (for periods ended November 30, 2017)

	6 Month	1 Year	5 Year	10 Year	Since Inception(c)
Stadion Tactical Defensive Fund - A - NAV	8.22%	17.46%	6.92%	3.18%	4.17%
Stadion Tactical Defensive Fund - A - POP	1.98%	10.68%	5.67%	2.57%	3.62%
Stadion Tactical Defensive Fund - C - NAV	7.79%	16.47%	6.08%	2.38%	3.35%
Stadion Tactical Defensive Fund - C - CDSC	6.79%	15.47%	6.08%	2.38%	3.35%
Stadion Tactical Defensive Fund - I - NAV	8.31%	17.60%	7.13%	3.40%	4.38%
Stadion Tactical Defensive Fund - T - NAV	8.13%	17.37%	6.90%	3.17%	4.16%
Stadion Tactical Defensive Fund - T - POP	5.45%	14.41%	6.35%	2.91%	3.92%
Morningstar Moderate Target Risk Index(d)	6.51%	14.91%	7.96%	5.66%	6.43%(e)
S&P 500® Total Return Index	10.89%	22.87%	15.74%	8.30%	8.70%(e)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C, Class I and Class T shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)	Class A, Class C, Class I and Class T shares of the Fund commenced operations on September 15, 2006, October 1, 2009, May 28, 2010, and August 14, 2017, respectively. The performance shown for Class C, Class I and Class T shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C, Class I and Class T shares respectively and without the effect of any fee and expense limitations or waivers. If Class C, Class I and Class T shares of the Fund had been available during periods prior to October 1, 2009, May 28, 2010, and August 14, 2017, respectively, the performance shown may have been different.

(d)	Effective September 28, 2017, the Morningstar Moderate Target Risk Index replaced the S&P 500 Index as the Fund’s benchmark. The Morningstar Moderate Target Risk Index was selected as it more closely aligns to the Defensive Fund’s investment strategies.

(e)	Represents the period from September 15, 2006 (date of original public offering of Class A shares) through November 30, 2017.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

Semi-Annual Report | November 30, 2017	7

Stadion Tactical Defensive Fund	Performance Information

November 30, 2017 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C, Class I and Class T are 2.11%, 2.88%, 1.92% and 2.09%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, Class I, and Class T, until at least October 1, 2018.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A, Class T and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The S&P 500® Total Return Index is an unmanaged index of 500 common stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes.

The Morningstar Target Risk Index family is designed to meet the needs of investors who would like to maintain a target level of equity exposure through a portfolio diversified across equities, bonds and inflation-hedged instruments. The Morningstar Moderate Target Risk Index seeks approximately 60% global equity exposure.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

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Stadion Trilogy Alternative Return Fund	Performance Information

November 30, 2017 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Trilogy Alternative Return Fund(a), the HFRX Absolute Return Index and the Bloomberg Barclays US Aggregate Bond Index

Average Annual Total Returns(b)(c) (for periods ended November 30, 2017)

	6 Month	1 Year	5 Year	Since Inception
Stadion Trilogy Alternative Return Fund - A - NAV	2.30%	4.82%	2.83%	3.10%
Stadion Trilogy Alternative Return Fund - A - POP	-3.57%	-1.23%	1.62%	2.03%
Stadion Trilogy Alternative Return Fund - C - NAV	1.89%	3.96%	2.05%	2.32%
Stadion Trilogy Alternative Return Fund - C - CDSC	0.89%	2.96%	2.05%	2.32%
Stadion Trilogy Alternative Return Fund - I - NAV	2.42%	4.99%	3.06%	3.33%
Stadion Trilogy Alternative Return Fund - T - NAV	2.20%	4.71%	2.81%	3.09%
Stadion Trilogy Alternative Return Fund - T – POP	-0.39%	2.10%	2.30%	2.62%
HFRX Absolute Return Index	1.79%	3.30%	2.22%	1.94%(d)
Bloomberg Barclays US Aggregate Bond Index	0.68%	3.21%	1.98%	2.44%(d)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C, Class I and Class T shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)	Class A, Class C, Class I and T shares of the Fund commenced operations on April 2, 2012, April 2, 2012, April 2, 2012 and August 14, 2017, respectively. The performance shown for Class T shares for periods pre-dating the commencement of operations of this class reflects the performance of the Fund’s Class I shares calculated using the fees and expenses of Class I shares respectively and without the effect of any fee and expense limitations or waivers. If Class T shares of the Fund had been available during periods prior to August 14, 2017, the performance shown may have been different.

(d)	Represents the period from April 2, 2012 (date of original public offering of Class A shares) through November 30, 2017.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

Semi-Annual Report | November 30, 2017	9

Stadion Trilogy Alternative Return Fund	Performance Information

November 30, 2017 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C, Class I and Class T are 1.93%, 2.71%, 1.73% and 1.93%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments if any, under a Rule 12b-1 Distribution Plan) in excess of 1.70% of the average daily net assets for Class A, Class C, and Class I, until at least October 1, 2018.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A, Class T and/or Class C shares at the time of purchase. A CDSC (“Contingent Deferred Sales Charge”) is a redemption fee that can be applied if purchased shares are redeemed prior to a specified holding period. For additional information please consult the Fund’s Prospectus.

The HFRX Absolute Return Index is designed to be representative of the overall composition of the hedge fund universe. It is comprised of all eligible hedge fund strategies; including but not limited to convertible arbitrage, distressed securities, equity hedge, equity market neutral, event driven, macro, merger arbitrage, and relative value arbitrage. As a component of the optimization process, the index selects constituents which characteristically exhibit lower volatilities and lower correlations to standard directional benchmarks of equity market and hedge fund industry performance.

Bloomberg Barclays Capital US Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

10	www.stadionfunds.com

Stadion Alternative Income Fund	Performance Information

November 30, 2017 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in Stadion Alternative Income Fund(a) and the Bloomberg Barclays US Aggregate Bond Index

Average Annual Total Returns(b) (for periods ended November 30, 2017)

	6 Month	1 Year	Since Inception(c)
Stadion Alternative Income Fund - A - NAV	0.67%	-0.80%	1.36%
Stadion Alternative Income Fund - A - POP	-5.15%	-6.50%	0.15%
Stadion Alternative Income Fund - C - NAV	0.19%	-1.61%	0.59%
Stadion Alternative Income Fund - C - CDSC	-0.78%	-2.56%	0.59%
Stadion Alternative Income Fund - I - NAV	0.78%	-0.64%	1.62%
Stadion Alternative Income Fund - T - NAV	0.65%	-0.82%	1.36%
Stadion Alternative Income Fund - T - POP	-1.82%	-3.29%	0.83%
Bloomberg Barclays US Aggregate Bond Index	0.68%	3.21%	2.04%(d)

(a)	The line graph above represents performance of Class A shares only, which will vary from the performance of Class C, Class I and Class T shares based on the difference in loads and fees paid by shareholders in different classes. The change in value of the initial $10,000 investment shown for Class A shares in the line graph reflects the maximum front-end sales load of 5.75%.

(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Total returns shown do include the effect of applicable sales loads.

(c)	Class A inception: 12/31/12; Class C inception: 8/7/15; Class I inception: 2/14/13; Class T inception: 8/14/17. The performance shown for Class C, Class I and Class T shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C, Class I and Class T shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class C, Class I and Class T shares of the Fund had been available prior to August 7, 2015, February 14, 2013, and August 14, 2017, respectively, the performance shown may have been different.

(d)	Represents the period from December 31, 2012 (date of original public offering of Class A shares) through November 30, 2017.

The performance information quoted above represents past performance and past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Performance data, current to the most recent month end, may be obtained by calling 1-800-222-7636. An investor should consider a Fund’s investment objectives, risks, and charges and expenses carefully before investing. The Fund’s prospectus contains this and other important information. For information on the Fund’s expense ratios, please see the Financial Highlights tables found within this Report.

Semi-Annual Report | November 30, 2017	11

Stadion Alternative Income Fund	Performance Information

November 30, 2017 (Unaudited)

The Total Annual Fund Operating Expenses for Class A, Class C, Class I and Class T are 1.47%, 2.20%, 1.24% and 1.40%, respectively. The Fund’s investment advisor, Stadion Money Management, LLC (the “Advisor”) has agreed to waive fees and reimburse for other operating expenses (exclusive of interest expense on any borrowings, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses and payments, if any, under a Rule 12b-1 Distribution Plan) in excess of 1.15% of the average daily net assets for Class A, Class C and Class I, until at least October 1, 2018.

POP, the “Public Offering Price” (which reflects sales loads), and NAV, the “Net Asset Value” price (which does not reflect sales loads), are terms used to describe what share price was applied to Class A and Class T shares at the time of purchase. For additional information please consult the Fund’s Prospectus.

Bloomberg Barclays Capital U.S. Aggregate Bond Index is an unmanaged index of prices of U.S. dollar-denominated investment-grade fixed income securities with remaining maturities of one year and longer.

An investor may not invest directly in an index.

Diversification does not eliminate the risk of experiencing investment losses.

Information included or referred to on, or otherwise accessible through, our website is not intended to form part of or be incorporated into this report or the Fund's prospectus.

Portfolio Composition (as a % of net assets)

12	www.stadionfunds.com

Stadion Investment Trust	Disclosure of Fund Expenses

November 30, 2017 (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, possibly including front-end and contingent deferred sales loads; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual funds’ ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (June 1, 2017) and held until the end of the period (November 30, 2017).

The tables that follow illustrate the Funds’ costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Funds’ actual returns, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the returns used are not the Funds’ actual returns, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Funds’ ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the tables are meant to highlight and help you compare ongoing costs only and do not reflect any transaction costs, such as sales charges (loads). The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

More information about the Funds’ expenses, including historical annual expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expense Ratio(a)	Expenses Paid During period 6/1/17 - 11/30/17(b)
Stadion Tactical Growth Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,080.80	1.55%	$8.09
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.30	1.55%	$7.84
Stadion Tactical Growth Fund - Class C
Based on Actual Fund Return	$1,000.00	$1,076.40	2.30%	$11.97
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.54	2.30%	$11.61
Stadion Tactical Growth Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,082.20	1.30%	$6.79
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.55	1.30%	$6.58
Stadion Tactical Growth Fund - Class T(c)
Based on Actual Fund Return	$1,000.00	$1,069.30	1.55%	$4.75
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.30	1.55%	$7.84

Semi-Annual Report | November 30, 2017	13

Stadion Investment Trust	Disclosure of Fund Expenses

 November 30, 2017 (Unaudited)

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expense Ratio(a)	Expenses Paid During period 6/1/17 - 11/30/17(b)
Stadion Tactical Defensive Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,082.20	1.80%	$9.40
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.04	1.80%	$9.10
Stadion Tactical Defensive Fund - Class C
Based on Actual Fund Return	$1,000.00	$1,077.90	2.58%	$13.44
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,012.13	2.58%	$13.01
Stadion Tactical Defensive Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,083.10	1.61%	$8.41
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.00	1.61%	$8.14
Stadion Tactical Defensive Fund - Class T(c)
Based on Actual Fund Return	$1,000.00	$1,077.00	1.77%	$5.44
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.19	1.77%	$8.95
Stadion Trilogy Alternative Return Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,023.00	1.75%	$8.87
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.29	1.75%	$8.85
Stadion Trilogy Alternative Return Fund - Class C
Based on Actual Fund Return	$1,000.00	$1,018.90	2.54%	$12.86
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,012.33	2.54%	$12.81
Stadion Trilogy Alternative Return Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,024.20	1.54%	$7.81
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,017.35	1.54%	$7.79
Stadion Trilogy Alternative Return Fund - Class T(c)
Based on Actual Fund Return	$1,000.00	$1,012.60	1.74%	$5.18
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,016.34	1.74%	$8.80
Stadion Alternative Income Fund - Class A
Based on Actual Fund Return	$1,000.00	$1,006.70	1.40%	$7.04
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.05	1.40%	$7.08
Stadion Alternative Income Fund - Class C
Based on Actual Fund Return	$1,000.00	$1,001.90	2.15%	$10.79
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.29	2.15%	$10.86
Stadion Alternative Income Fund - Class I
Based on Actual Fund Return	$1,000.00	$1,007.80	1.15%	$5.79
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.30	1.15%	$5.82
Stadion Alternative Income Fund - Class T(c)
Based on Actual Fund Return	$1,000.00	$1,002.20	1.40%	$4.15
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.05	1.40%	$7.08

(a)	The Fund's expense ratios have been based on the Fund's most recent fiscal half-year expenses.

(b)	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183/365).

(c)	Class T shares commenced operations on August 14, 2017.

14	www.stadionfunds.com

Stadion Tactical Growth Fund	Schedule of Investments

November 30, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.59%	Shares	Value
iShares® Core S&P® Small-Cap ETF	452,090	$35,027,933
iShares® MSCI Eurozone ETF	652,010	28,505,877
iShares® MSCI India ETF	590,290	20,530,286
iShares® Russell 2000® ETF	224,400	34,479,060
iShares® U.S. Aerospace & Defense ETF	67,460	12,536,767
PIMCO Enhanced Short Maturity Active ETF	334,299	34,028,295
PowerShares® QQQ Trust, Series 1	416,647	64,642,782
SPDR® Dow Jones® Industrial Average ETF Trust	140,540	34,128,734
SPDR® S&P 500® ETF Trust	239,130	63,371,841
SPDR® S&P® Bank ETF	453,360	21,511,932
Vanguard® Growth ETF	456,611	63,879,879

TOTAL EXCHANGE-TRADED FUNDS
(Cost $340,691,713)		412,643,386

MONEY MARKET FUNDS - 1.62%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.971%, 7-day effective yield	6,772,825	$6,772,825

TOTAL MONEY MARKET FUNDS
(Cost $6,772,825)		6,772,825

Total Investments, at Value - 100.21%
(Cost $347,464,538)		419,416,211

Liabilities in Excess of Other Assets - (0.21)%		(877,240)

Net Assets - 100.00%		$418,538,971

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017	15

Stadion Tactical Defensive Fund	Schedule of Investments

November 30, 2017 (Unaudited)

EXCHANGE-TRADED FUNDS - 98.40%	Shares	Value
iShares® Core MSCI Total International Stock ETF	167,960	$10,505,898
iShares® Core S&P® Small-Cap ETF	139,320	10,794,514
iShares® Russell 2000® ETF	104,770	16,097,910
PowerShares® QQQ Trust, Series 1	171,880	26,667,182
SPDR® S&P 500® ETF Trust	151,430	40,130,464

TOTAL EXCHANGE-TRADED FUNDS
(Cost $96,476,190)		104,195,968

MONEY MARKET FUNDS - 1.90%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.971%, 7-day effective yield	2,015,333	$2,015,333

TOTAL MONEY MARKET FUNDS
(Cost $2,015,333)		2,015,333

Total Investments, at Value - 100.30%
(Cost $98,491,523)		106,211,301

Liabilities in Excess of Other Assets - (0.30)%		(322,207)

Net Assets - 100.00%		$105,889,094

See Notes to Financial Statements.

16	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2017 (Unaudited)

COMMON STOCKS - 49.04%	Shares	Value
Consumer Discretionary - 3.86%
Distributors - 1.23%
Genuine Parts Co.(a)	15,716	$1,461,116

Hotels, Restaurants & Leisure - 1.26%
McDonald's Corp.(a)	8,637	1,485,305

Household Durables - 1.37%
Garmin Ltd.(a)	26,010	1,614,701

Consumer Staples - 7.12%
Food & Staples Retailing - 2.66%
Sysco Corp.(a)	25,807	1,489,838
Wal-Mart Stores, Inc.(a)	17,011	1,653,979
		3,143,817

Food Products - 3.35%
Archer-Daniels-Midland Co.(a)	31,167	1,242,940
General Mills, Inc.(a)	24,585	1,390,528
Kellogg Co.(a)	20,033	1,325,383
		3,958,851

Household Products - 1.11%
Procter & Gamble Co.(a)	14,513	1,306,025

Energy - 2.32%
Energy Equipment & Services - 1.07%
Schlumberger Ltd.(a)	20,150	1,266,428

Oil, Gas & Consumable Fuels - 1.25%
Chevron Corp.(a)	12,371	1,472,025

Financials - 6.34%
Banks - 5.12%
BB&T Corp.(a)	30,754	1,519,863
Fifth Third Bancorp(a)	51,658	1,576,085
US Bancorp(a)	26,365	1,454,030
Wells Fargo & Co.(a)	26,408	1,491,260
		6,041,238

Insurance - 1.22%
Aflac, Inc.(a)	16,496	1,445,709

Health Care - 5.79%
Health Care Equipment & Supplies - 1.26%
Abbott Laboratories(a)	26,313	1,483,264

Pharmaceuticals - 4.53%
Eli Lilly & Co.(a)	16,336	1,382,679
Johnson & Johnson(a)	10,097	1,406,815
Merck & Co., Inc.(a)	20,644	1,140,994
Pfizer, Inc.	39,227	1,422,371
		5,352,859

Semi-Annual Report | November 30, 2017	17

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2017 (Unaudited)

COMMON STOCKS - 49.04% (continued)	Shares	Value
Industrials - 7.72%
Aerospace & Defense - 2.45%
Lockheed Martin Corp.(a)	4,499	$1,435,721
United Technologies Corp.(a)	12,025	1,460,436
		2,896,157

Commercial Services & Supplies -1.21%
Waste Management, Inc.(a)	17,444	1,434,769

Electrical Equipment - 1.21%
Emerson Electric Co.(a)	21,962	1,423,577

Machinery - 1.35%
Illinois Tool Works, Inc.(a)	9,405	1,591,796

Trading Companies & Distributors - 1.50%
WW Grainger, Inc.(a)	8,022	1,775,349

Information Technology - 6.47%
Communications Equipment - 2.70%
Cisco Systems, Inc.(a)	42,078	1,569,509
Harris Corp.(a)	11,193	1,617,389
		3,186,898

IT Services - 1.22%
International Business Machines Corp.(a)	9,398	1,447,010

Software - 1.30%
Microsoft Corp.(a)	18,292	1,539,638

Technology Hardware, Storage & Peripherals - 1.25%
Apple, Inc.	8,577	1,473,957

Materials - 2.34%
Chemicals - 1.18%
DowDuPont, Inc.(a)	19,378	1,394,441

Containers & Packaging - 1.16%
International Paper Co.(a)	24,154	1,367,358

Real Estate - 1.23%
Equity Real Estate Investment Trusts (REITs) - 1.23%
Weyerhaeuser Co.(a)	41,153	1,455,993

Telecommunication Services - 1.15%
Diversified Telecommunication Services - 1.15%
AT&T, Inc.(a)	37,326	1,357,920

Utilities - 4.70%
Electric Utilities - 2.35%
Eversource Energy(a)	21,553	1,397,712
Southern Co.(a)	26,927	1,378,663
		2,776,375

18	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2017 (Unaudited)

COMMON STOCKS - 49.04% (continued)	Shares	Value
Utilities - 4.70% (continued)
Gas Utilities - 1.13%
National Fuel Gas Co.(a)	22,721	$1,335,995

Multi-Utilities - 1.22%
Dominion Energy, Inc.(a)	17,080	1,436,940

TOTAL COMMON STOCKS
(Cost $43,493,835)		57,925,511

EXCHANGE-TRADED FUNDS - 44.12%	Shares	Value
iShares® Broad USD High Yield Corporate Bond ETF(b)	52,500	$2,624,475
iShares® MBS ETF(a)	97,521	10,389,888
SPDR® Portfolio Intermediate-Term Corporate Bond ETF	531,000	18,229,230
SPDR® Portfolio Long-Term Corporate Bond ETF	185,500	5,221,825
SPDR® Portfolio Short-Term Corporate Bond ETF	341,000	10,403,910
VanEck Vectors™ Fallen Angel High Yield Bond ETF(a)	174,400	5,245,952

TOTAL EXCHANGE-TRADED FUNDS
(Cost $51,816,454)		52,115,280

PURCHASED OPTION CONTRACTS - 9.59%	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 6.30%
S&P 500® Index:
	Jefferies	12/01/2017	$2,650	50	$13,237,900	$24,750
	Jefferies	12/08/2017	2,650	50	13,237,900	65,500
	Jefferies	12/15/2017	2,650	50	13,237,900	90,750
	Jefferies	12/22/2017	2,650	50	13,237,900	94,000
	Jefferies	12/29/2017	2,675	50	13,237,900	67,250
	Jefferies	01/05/2018	2,675	50	13,237,900	70,500
	Jefferies	12/21/2018	2,250	60	15,885,480	2,675,400
	Jefferies	12/21/2018	2,350	30	7,942,740	1,097,550
	Jefferies	12/20/2019	2,450	90	23,828,220	3,237,300
					127,083,840	7,423,000
Put Option Contracts - 3.29%
IPATH S&P 500® VIX Short-Term Futures ETN:
	Jefferies	03/16/2018	29	1,050	3,356,850	319,200
	Jefferies	03/16/2018	33	900	2,877,300	492,750
	Jefferies	03/16/2018	35	850	2,717,450	592,875
S&P 500® Index:
	Jefferies	01/05/2018	2,500	50	13,237,900	27,250
	Jefferies	06/15/2018	2,150	100	26,475,800	165,000
	Jefferies	06/15/2018	2,175	100	26,475,800	180,500
	Jefferies	06/15/2018	2,200	25	6,618,950	49,000
	Jefferies	12/21/2018	2,200	75	19,856,850	355,125
	Jefferies	12/21/2018	2,250	150	39,713,700	807,000

Semi-Annual Report | November 30, 2017	19

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2017 (Unaudited)

PURCHASED OPTION CONTRACTS - 9.59% (continued)	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Put Option Contracts - 3.29% (continued)
SPDR® S&P 500® ETF Trust:
	Jefferies	06/15/2018	$190	50	$1,325,050	$3,900
	Jefferies	06/15/2018	195	500	13,250,500	45,750
	Jefferies	12/21/2018	200	250	6,625,250	77,625
	Jefferies	12/21/2018	205	450	11,925,450	157,950
	Jefferies	12/21/2018	215	150	3,975,150	67,425
	Jefferies	06/21/2019	210	100	2,650,100	61,400
	Jefferies	06/21/2019	215	400	10,600,400	273,000
	Jefferies	06/21/2019	220	300	7,950,300	223,200
					199,632,800	3,898,950
TOTAL PURCHASED OPTION CONTRACTS
(Cost $10,920,549)					326,716,640	11,321,950

MONEY MARKET FUNDS - 2.23%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.971%, 7-day effective yield	2,636,840	$2,636,840

TOTAL MONEY MARKET FUNDS
(Cost $2,636,840)		2,636,840

Total Investments, at Value - 104.98%
(Cost $108,867,678)		123,999,581

Written Option Contracts - (5.16)%		(6,092,125)

Other Assets in Excess of Liabilities - 0.18%		207,535	(c)

Net Assets - 100.00%		$118,114,991

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $29,059,628, representing 24.60% of net assets.
(b)	Non-income producing security.
(c)	Includes cash which is being held as collateral for written options.

20	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund	Schedule of Investments

November 30, 2017 (Unaudited)

WRITTEN OPTION CONTRACTS - 5.16%	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 4.40%
S&P 500® Index:
	Jefferies	12/08/2017	$2,580	25	$67,190	$6,618,950	$158,250
	Jefferies	12/08/2017	2,585	60	137,932	15,885,480	351,900
	Jefferies	12/15/2017	2,580	50	149,234	13,237,900	334,000
	Jefferies	12/15/2017	2,585	60	146,827	15,885,480	374,700
	Jefferies	12/22/2017	2,580	50	158,889	13,237,900	347,750
	Jefferies	12/22/2017	2,585	30	73,754	7,942,740	195,300
	Jefferies	12/29/2017	2,580	50	152,718	13,237,900	367,250
	Jefferies	12/29/2017	2,595	30	78,028	7,942,740	182,550
	Jefferies	01/05/2018	2,590	50	169,240	13,237,900	340,750
	Jefferies	06/15/2018	2,550	55	279,136	14,561,690	872,850
	Jefferies	12/21/2018	2,600	5	36,481	1,323,790	89,075
	Jefferies	12/21/2018	2,650	10	47,976	2,647,580	146,400
	Jefferies	12/21/2018	2,700	70	382,823	18,533,060	820,750
	Jefferies	06/21/2019	2,800	10	58,976	2,647,580	112,550
	Jefferies	06/21/2019	2,900	70	323,348	18,533,060	506,800
					2,262,552	165,473,750	5,200,875
Put Option Contracts - 0.76%
S&P 500® Index:
	Jefferies	01/05/2018	2,590	50	128,365	13,237,900	71,250
	Jefferies	06/15/2018	1,950	100	443,517	26,475,800	84,000
	Jefferies	06/15/2018	1,975	125	510,328	33,094,750	113,125
	Jefferies	12/21/2018	1,975	75	434,832	19,856,850	198,375
	Jefferies	12/21/2018	2,000	150	763,973	39,713,700	424,500
					2,281,015	132,379,000	891,250

Total Written Option Contracts					$4,543,567	$297,852,750	$6,092,125

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017	21

Stadion Alternative Income Fund	Schedule of Investments

November 30, 2017 (Unaudited)

COMMON STOCKS - 108.09%	Shares	Value
Consumer Discretionary - 8.80%
Automobiles - 2.19%
Ford Motor Co.(a)	36,707	$459,571

Distributors - 2.24%
Genuine Parts Co.(a)	5,045	469,034

Hotels, Restaurants & Leisure - 2.19%
McDonald's Corp.(a)	2,674	459,848

Multiline Retail - 2.18%
Target Corp.(a)	7,652	458,355

Consumer Staples - 17.42%
Beverages - 4.28%
Coca-Cola Co.(a)	9,787	447,951
PepsiCo, Inc.(a)	3,859	449,651
		897,602

Food & Staples Retailing - 2.24%
Sysco Corp.(a)	8,120	468,768

Food Products - 4.36%
General Mills, Inc.(a)	8,247	466,450
Kellogg Co.(a)	6,780	448,565
		915,015

Household Products - 4.38%
Kimberly-Clark Corp.(a)	3,884	465,148
Procter & Gamble Co.(a)	5,049	454,359
		919,507

Tobacco - 2.16%
Altria Group, Inc.(a)	6,688	453,647

Energy - 8.79%
Oil, Gas & Consumable Fuels - 8.79%
Chevron Corp.(a)	3,886	462,395
Exxon Mobil Corp.(a)	5,452	454,097
Occidental Petroleum Corp.(a)	6,549	461,705
Valero Energy Corp.(a)	5,458	467,314
		1,845,511

Financials - 15.38%
Banks - 8.75%
BB&T Corp.(a)	9,171	453,231
JPMorgan Chase & Co.(a)	4,489	469,190
PNC Financial Services Group, Inc.	3,263	458,647
Wells Fargo & Co.(a)	8,061	455,205
		1,836,273

Capital Markets - 4.44%
CME Group, Inc.(a)	3,182	475,836
Invesco Ltd.(a)	12,572	454,729
		930,565

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Stadion Alternative Income Fund	Schedule of Investments

November 30, 2017 (Unaudited)

COMMON STOCKS - 108.09% (continued)	Shares	Value
Financials - 15.38% (continued)

Insurance - 2.19%
Aflac, Inc.(a)	5,253	$460,373

Health Care - 10.65%
Health Care Equipment & Supplies - 2.16%
Abbott Laboratories(a)	8,038	453,102

Pharmaceuticals - 8.49%
Eli Lilly & Co.(a)	5,367	454,263
Johnson & Johnson(a)	3,235	450,732
Merck & Co., Inc.(a)	7,611	420,660
Pfizer, Inc.(a)	12,603	456,985
		1,782,640

Industrials - 13.29%
Aerospace & Defense - 4.39%
Lockheed Martin Corp.(a)	1,460	465,915
United Technologies Corp.(a)	3,736	453,737
		919,652

Commercial Services & Supplies - 2.16%
Waste Management, Inc.(a)	5,511	453,280

Electrical Equipment - 2.17%
Emerson Electric Co.(a)	7,032	455,814

Industrial Conglomerates - 2.26%
3M Co.(a)	1,952	474,609

Machinery - 2.31%
Illinois Tool Works, Inc.(a)	2,866	485,071

Information Technology - 12.87%
Communications Equipment - 2.17%
Harris Corp.(a)	3,156	456,042

IT Services - 4.36%
International Business Machines Corp.(a)	2,953	454,674
Paychex, Inc.(a)	6,849	461,006
		915,680

Semiconductors & Semiconductor Equipment - 4.19%
Intel Corp.(a)	9,753	437,324
Texas Instruments, Inc.(a)	4,544	442,086
		879,410

Software - 2.15%
Microsoft Corp.(a)	5,354	450,646

Materials - 4.00%
Chemicals - 2.14%
Air Products & Chemicals, Inc.(a)	2,752	448,686

Semi-Annual Report | November 30, 2017	23

Stadion Alternative Income Fund	Schedule of Investments

November 30, 2017 (Unaudited)

COMMON STOCKS - 108.09% (continued)	Shares	Value
Materials - 4.00% (continued)
Containers & Packaging - 1.86%
International Paper Co.	6,909	$391,119

Real Estate - 2.08%
Equity Real Estate Investment Trusts (REITs) - 2.08%
HCP, Inc.(a)	16,466	435,361

Telecommunication Services - 4.49%
Diversified Telecommunication Services - 4.49%
AT&T, Inc.(a)	12,418	451,767
Verizon Communications, Inc.(a)	9,649	491,037
		942,804

Utilities - 10.32%
Electric Utilities - 6.43%
Entergy Corp.(a)	5,199	449,610
Eversource Energy(a)	6,978	452,523
Southern Co.(a)	8,716	446,259
		1,348,392

Multi-Utilities - 3.89%
Centerpoint Energy, Inc.(a)	15,226	456,932
SCANA Corp.(a)	8,350	360,470
		817,402

TOTAL COMMON STOCKS
(Cost $19,635,413)		22,683,779

PURCHASED OPTION CONTRACTS - 1.95%	Counterparty	Expiration Date	Strike Price	Contracts	Notional Value	Value
Call Option Contracts - 0.64%
S&P 500® Index:
	Jefferies	12/15/2017	$2,700	70	$18,533,060	$15,575
	Jefferies	12/15/2017	2,800	170	45,008,860	2,550
	Jefferies	01/19/2018	2,800	65	17,209,270	6,012
	Jefferies	06/15/2018	2,800	20	5,295,160	40,200
	Jefferies	06/15/2018	3,000	30	7,942,740	5,625
	Jefferies	12/21/2018	3,000	40	10,590,320	55,200
	Jefferies	12/21/2018	3,100	10	2,647,580	7,050
					107,226,990	132,212
Put Option Contracts - 1.31%
S&P 500® Index:
	Jefferies	12/15/2017	2,475	20	5,295,160	2,800
	Jefferies	01/19/2018	2,525	15	3,971,370	15,300
SPDR® S&P 500® ETF Trust:
	Jefferies	06/15/2018	205	400	10,600,400	52,800
	Jefferies	12/21/2018	210	400	10,600,400	159,000
	Jefferies	12/21/2018	215	100	2,650,100	44,950
					33,117,430	274,850
TOTAL PURCHASED OPTION CONTRACTS
(Cost $1,188,542)					140,344,420	407,062

24	www.stadionfunds.com

Stadion Alternative Income Fund	Schedule of Investments

November 30, 2017 (Unaudited)

MONEY MARKET FUNDS - 0.74%	Shares	Value
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.971%, 7-day effective yield	155,968	$155,968

TOTAL MONEY MARKET FUNDS
(Cost $155,968)		155,968

Total Investments, at Value - 110.78%
(Cost $20,979,923)		23,246,809

Written Option Contracts - (9.85)%		(2,066,275)

Liabilities in Excess of Other Assets - (0.93)%		(195,107)

Net Assets - 100.00%		$20,985,427

(a)	All or portion of this security is held as collateral for written options. At period end, the aggregate market value of those securities was $17,260,416, representing 82.25% of net assets.

WRITTEN OPTION CONTRACTS - 9.85%	Counterparty	Expiration Date	Strike Price	Contracts	Premiums Received	Notional Value	Value
Call Option Contracts - 9.51%
S&P 500® Index:
	Jefferies	01/19/2018	$2,680	65	$129,185	$17,209,270	$127,725
	Jefferies	06/15/2018	2,475	40	273,615	10,590,320	871,800
	Jefferies	12/21/2018	2,550	40	406,405	10,590,320	848,800
	Jefferies	12/21/2018	2,650	10	58,784	2,647,580	146,400
					867,989	41,037,490	1,994,725
Put Option Contracts - 0.34%
S&P 500® Index	Jefferies	01/19/2018	2,680	15	72,881	3,971,370	71,550
					72,881	3,971,370	71,550

Total Written Option Contracts					$940,870	$45,008,860	$2,066,275

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017	25

Stadion Investment Trust	Statements of Assets and Liabilities

November 30, 2017 (Unaudited)

	Stadion Tactical Growth Fund	Stadion Tactical Defensive Fund	Stadion Trilogy Alternative Return Fund	Stadion Alternative Income Fund
ASSETS
Investments in securities:
At acquisition cost	$347,464,538	$98,491,523	$108,867,678	$20,979,923
At value (Note 2)	$419,416,211	$106,211,301	$123,999,581	$23,246,809
Deposits with broker for written options contracts	–	–	118,091	–
Dividends receivable	54,571	1,878	225,299	96,989
Receivable for capital shares sold	238,331	4,814	358,069	21,382
Receivable for investment securities sold	–	–	29,047	202,065
Other assets	80,787	46,059	33,699	21,959
TOTAL ASSETS	419,789,900	106,264,052	124,763,786	23,589,204
LIABILITIES
Written Options, at value (Notes 2 and 6) (premiums received $–, $–, $4,543,567 and $940,870, respectively)	–	–	6,092,125	2,066,275
Payable for capital shares redeemed	618,000	165,523	284,888	67,504
Payable for investment securities purchased	–	–	85,535	412,968
Payable to Advisor (Note 5)	349,145	107,522	120,286	10,009
Accrued distribution fees (Note 5)	101,073	31,227	15,585	3,751
Accrued compliance fees (Note 5)	11,895	3,618	3,098	1,554
Payable to administrator (Note 5)	40,358	10,993	13,356	4,140
Payable for trustees' fees (Note 5)	–	–	–	30
Other accrued expenses	130,458	56,075	33,922	37,546
TOTAL LIABILITIES	1,250,929	374,958	6,648,795	2,603,777
NET ASSETS	$418,538,971	$105,889,094	$118,114,991	$20,985,427

Net assets consist of:
Paid-in capital	$355,305,370	$130,579,986	$108,300,110	$20,230,847
Accumulated net investment income (loss)	(1,354,405)	(299,762)	222,110	93,435
Accumulated net realized losses	(7,363,667)	(32,110,908)	(3,990,574)	(480,336)
Net unrealized appreciation	71,951,673	7,719,778	13,583,345	1,141,481
NET ASSETS	$418,538,971	$105,889,094	$118,114,991	$20,985,427

26	www.stadionfunds.com

Stadion Investment Trust	Statements of Assets and Liabilities

November 30, 2017 (Unaudited)

	Stadion Tactical Growth Fund	Stadion Tactical Defensive Fund	Stadion Trilogy Alternative Return Fund	Stadion Alternative Income Fund
PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$109,676,070	$51,524,264	$25,415,311	$5,101,940
Class A shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	9,200,681	3,792,020	2,235,441	525,400
Net asset value, offering price and redemption price per share (Note 1)	$11.92	$13.59	$11.37	$9.71
Maximum offering price per share (Note 1)	$12.65	$14.42	$12.06	$10.30
PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$97,169,764	$25,547,518	$12,818,410	$3,099,525
Class C shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	8,402,539	2,007,165	1,150,183	322,715
Net asset value, offering price and redemption price per share (Note 1)	$11.56	$12.73	$11.14	$9.60
PRICING OF CLASS I SHARES
Net assets applicable to Class I shares	$211,692,068	$28,816,235	$79,880,258	$12,782,959
Class I shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	17,599,938	2,086,662	7,005,869	1,319,766
Net asset value, offering price and redemption price per share (Note 1)	$12.03	$13.81	$11.40	$9.69
PRICING OF CLASS T SHARES(a)
Net assets applicable to Class T shares	$1,069	$1,077	$1,012	$1,003
Class T shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	89	79	89	103
Net asset value, offering price and redemption price per share (Note 1)	$12.03	$13.57	$11.35	$9.71
Maximum offering price per share (Note 1)	$12.34	$13.92	$11.64	$9.96

(a)	Class T shares commenced operations on August 14, 2017.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017	27

Stadion Investment Trust	Statements of Operations

For the Six Months Ended November 30, 2017 (Unaudited)

	Stadion Tactical Growth Fund	Stadion Tactical Defensive Fund	Stadion Trilogy Alternative Return Fund	Stadion Alternative Income Fund
INVESTMENT INCOME
Dividends	$3,046,459	$878,202	$1,514,415	$432,185
TOTAL INVESTMENT INCOME	3,046,459	878,202	1,514,415	432,185

EXPENSES
Investment advisory fees (Note 5)	2,179,501	661,055	699,611	113,320
Distribution fees, Class A (Note 5)	132,965	64,666	36,020	7,288
Distribution fees, Class C (Note 5)	482,700	127,787	60,500	17,973
Distribution fees, Class T (Note 5)	1	1	1	1
Transfer agent fees, Common (Note 5)	76,913	34,616	22,167	21,977
Transfer agent fees, Class A (Note 5)	19,597	8,379	1,233	1,485
Transfer agent fees, Class C (Note 5)	25,871	8,187	2,655	275
Transfer agent fees, Class I (Note 5)	53,832	13,754	17,385	8,355
Administrative fees (Note 5)	118,807	32,170	35,503	10,369
Registration and filing fees	24,028	18,223	21,418	19,835
Professional fees	42,604	16,932	18,269	10,683
Custodian fees	13,098	4,829	4,501	5,704
Compliance fees (Note 5)	36,748	–	3,814	3,111
Trustees' fees	24,302	6,819	6,625	2,127
Printing of shareholder reports	25,237	9,656	5,542	3,395
Other expenses	67,160	15,909	19,465	14,192
TOTAL EXPENSES	3,323,364	1,022,983	954,709	240,090

Expenses waived/reimbursed by the Advisor (Note 5)	(117,479)	–	–	(62,002)
NET EXPENSES	3,205,885	1,022,983	954,709	178,088

NET INVESTMENT INCOME (LOSS)	(159,426)	(144,781)	559,706	254,097

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) from investments	(543,633)	5,335,579	(3,244,857)	949,297
Net realized losses from written option contracts	–	–	(46,920)	(499,057)
Net realized gains (losses)	(543,633)	5,335,579	(3,291,777)	450,240

Net change in unrealized appreciation/depreciation on investments	31,957,476	3,032,954	7,826,054	280,606
Net change in unrealized appreciation/depreciation on written option contracts	–	–	(2,494,443)	(814,672)
Net change in unrealized appreciation/depreciation	31,957,476	3,032,954	5,331,611	(534,066)
NET REALIZED AND UNREALIZED GAINS/ LOSSES ON INVESTMENTS	31,413,843	8,368,533	2,039,834	(83,826)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$31,254,417	$8,223,752	$2,599,540	$170,271

See Notes to Financial Statements.

28	www.stadionfunds.com

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Tactical Growth Fund		Stadion Tactical Defensive Fund
	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017
FROM OPERATIONS
Net investment loss	$(159,426)	$(715,371)	$(144,781)	$(302,174)
Net realized gains (losses)	(543,633)	14,197,173	5,335,579	2,975,703
Net realized capital gain distributions from other investment companies	–	–	–	12,124
Net change in unrealized appreciation	31,957,476	25,029,234	3,032,954	2,590,351
Net increase in net assets resulting from operations	31,254,417	38,511,036	8,223,752	5,276,004

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	(9,028)	(130,434)	(90,250)	–
Distributions from net investment income, Class I	(58,231)	(309,974)	(64,729)	–
Distributions from net investment income, Class T	–	–	(2)	–
Decrease in net assets from distributions to shareholders	(67,259)	(440,408)	(154,981)	–

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	13,242,547	42,392,385	1,377,558	4,079,028
Net asset value of shares issued in reinvestment of distributions	8,551	119,951	88,269	–
Payments for shares redeemed	(17,047,574)	(37,487,587)	(6,886,802)	(7,191,002)
Acquisition	–	–	–	34,746,275
Net increase (decrease) in net assets from Class A share transactions	(3,796,476)	5,024,749	(5,420,975)	31,634,301

Class C
Proceeds from sales of shares	8,451,125	32,024,599	782,880	821,097
Payments for shares redeemed	(14,907,924)	(27,371,263)	(3,190,628)	(3,924,131)
Acquisition	–	–	–	18,348,813
Net increase (decrease) in net assets from Class C share transactions	(6,456,799)	4,653,336	(2,407,748)	15,245,779

Class I
Proceeds from sales of shares	37,094,292	82,216,605	1,496,041	2,176,852
Net asset value of shares issued in reinvestment of distributions	53,894	289,158	63,843	–
Payments for shares redeemed	(21,169,647)	(64,780,952)	(3,286,256)	(4,611,026)
Acquisition	–	–	–	16,543,404
Net increase (decrease) in net assets from Class I share transactions	15,978,539	17,724,811	(1,726,372)	14,109,230

Class T(a)
Proceeds from sales of shares	1,000	–	1,000	–
Net asset value of shares issued in reinvestment of distributions	–	–	2	–
Net increase in net assets from Class T share transactions	1,000	–	1,002	–

TOTAL NET INCREASE (DECREASE) IN NET ASSETS	36,913,422	65,473,524	(1,485,322)	66,265,314

NET ASSETS:
Beginning of period	381,625,549	316,152,025	107,374,416	41,109,102
End of period	$418,538,971	$381,625,549	$105,889,094	$107,374,416
ACCUMULATED NET INVESTMENT LOSS	$(1,354,405)	$(1,127,720)	$(299,762)	$–

(a)	Class T shares commenced operations on August 14, 2017.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017	29

Stadion Investment Trust	Statements of Changes in Net Assets

	Stadion Trilogy Alternative Return Fund		Stadion Alternative Income Fund
	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017
FROM OPERATIONS
Net investment income	$559,706	$785,326	$254,097	$2,018,563
Net realized gains (losses)	(3,291,777)	2,948,685	450,240	(1,017,757)
Net realized capital gain distributions from other investment companies	–	45,897	–	–
Net change in unrealized appreciation/depreciation	5,331,611	2,177,142	(534,066)	(1,658,767)
Net increase (decrease) in net assets resulting from operations	2,599,540	5,957,050	170,271	(657,961)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net investment income, Class A	(137,742)	(239,223)	(174,395)	(94,433)
Distributions from net investment income, Class C	(18,828)	(23,599)	(100,019)	(30,261)
Distributions from net investment income, Class I	(456,352)	(461,722)	(535,371)	(1,724,974)
Distributions from net investment income, Class T	(5)	–	(19)	–
Distributions from net realized gains, Class A	–	–	–	(7,170)
Distributions from net realized gains, Class C	–	–	–	(3,476)
Distributions from net realized gains, Class I	–	–	–	(96,643)
Decrease in net assets from distributions to shareholders	(612,927)	(724,544)	(809,804)	(1,956,957)

FROM CAPITAL SHARE TRANSACTIONS (Note 7)
Class A
Proceeds from sales of shares	2,590,439	7,402,202	182,422	7,746,240
Net asset value of shares issued in reinvestment of distributions	136,666	237,685	149,605	95,573
Payments for shares redeemed	(8,663,012)	(7,540,484)	(1,761,885)	(4,784,796)
Net increase (decrease) in net assets from Class A share transactions	(5,935,907)	99,403	(1,429,858)	3,057,017

Class C
Proceeds from sales of shares	1,856,822	3,825,618	243,675	3,678,729
Net asset value of shares issued in reinvestment of distributions	18,402	22,087	92,558	29,976
Payments for shares redeemed	(861,640)	(3,457,276)	(984,129)	(247,694)
Net increase (decrease) in net assets from Class C share transactions	1,013,584	390,429	(647,896)	3,461,011

Class I
Proceeds from sales of shares	24,104,650	38,407,216	2,409,279	49,626,312
Net asset value of shares issued in reinvestment of distributions	454,511	459,965	467,227	1,774,485
Payments for shares redeemed	(8,491,070)	(18,335,082)	(14,586,097)	(108,839,939)
Net increase (decrease) in net assets from Class I share transactions	16,068,091	20,532,099	(11,709,591)	(57,439,142)

Class T(a)
Proceeds from sales of shares	1,000	–	1,000	–
Net asset value of shares issued in reinvestment of distributions	5	–	19	–
Net increase in net assets from Class T share transactions	1,005	–	1,019	–

TOTAL NET INCREASE (DECREASE) IN NET ASSETS	13,133,386	26,254,437	(14,425,859)	(53,536,032)

NET ASSETS:
Beginning of period	104,981,605	78,727,168	35,411,286	88,947,318
End of period	$118,114,991	$104,981,605	$20,985,427	$35,411,286
ACCUMULATED NET INVESTMENT INCOME	$222,110	$275,331	$93,435	$649,142

(a)	Class T shares commenced operations on August 14, 2017.

See Notes to Financial Statements.

30	www.stadionfunds.com

Stadion Tactical Growth Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)	For the Period May 1, 2013 to May 31, 2013(b)		For the Period April 1, 2013 (Commencement of operations) to April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$11.03		$9.82		$10.41		$10.35		$10.22	$10.27		$10.10

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(c)(d)	(0.00	)(e)	(0.01)		0.05		(0.02)		(0.05)	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments	0.89		1.23		(0.59)		0.92		1.32	(0.04)		0.19
Total from investment operations	0.89		1.22		(0.54)		0.90		1.27	(0.05)		0.17
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.00	)(e)	(0.01)		(0.03)		(0.03)		–	–		–
Distributions from net realized gains	–		–		(0.02)		(0.81)		(1.14)	–		–
Total distributions	–		(0.01)		(0.05)		(0.84)		(1.14)	–		–

NET ASSET VALUE, END OF PERIOD	$11.92		$11.03		$9.82		$10.41		$10.35	$10.22		$10.27

TOTAL RETURN(f)	8.08	%(g)	12.48%		(5.19%)		8.78%		12.75%	(0.49	%)(g)	1.68	%(g)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$109,676		$105,141		$89,271		$59,366		$17,305	$3,430		$1
Ratio of total expenses to average net assets(h)	1.60	%(i)(j)	1.65	%(j)	1.71	%(j)	1.84	%(j)	1.85%	5.21	%(i)(j)	2.83	%(i)(j)
Ratio of net expenses to average net assets(h)	1.55	%(i)	1.55%		1.55%		1.69%		1.85%	1.95	%(i)	1.95	%(i)
Ratio of net investment income/loss to average net assets(c)(h)	(0.00	%)(e)(i)	(0.12%)		0.54%		(0.21%)		(0.47%)	(1.95	%)(i)	(1.95	%)(i)

PORTFOLIO TURNOVER RATE	32	%(g)	96%		287%		333%		324%	50	%(g)	294	%(g)(k)

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.

(b)	Effective May 31, 2013, the Stadion Tactical Growth Fund changed its fiscal year from April 30 to May 31.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(d)	Per share amounts were calculated using average shares method.

(e)	Amount rounds to less than $0.01 per share or less than 1%.

(f)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(g)	Not annualized.

(h)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(i)	Annualized.

(j)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

(k)	Portfolio turnover rate is calculated at the Fund Level and represents the year ended April 30, 2013.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017	31

Stadion Tactical Growth Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)	For the Period May 1, 2013 to May 31, 2013(b)		For the Period April 1, 2013 (Commencement of operations) to April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$10.74		$9.62		$10.25		$10.26		$10.21	$10.26		$10.10

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(c)(d)	(0.04)		(0.09)		(0.01)		(0.12)		(0.15)	(0.02)		(0.02)
Net realized and unrealized gain (loss) on investments	0.86		1.21		(0.59)		0.93		1.33	(0.03)		0.18
Total from investment operations	0.82		1.12		(0.60)		0.81		1.18	(0.05)		0.16
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.01)		(0.01)		–	–		–
Distributions from net realized gains	–		–		(0.02)		(0.81)		(1.13)	–		–
Total distributions	–		–		(0.03)		(0.82)		(1.13)	–		–

NET ASSET VALUE, END OF PERIOD	$11.56		$10.74		$9.62		$10.25		$10.26	$10.21		$10.26

TOTAL RETURN(e)	7.64	%(f)	11.64%		(5.93%)		7.96%		11.87%	(0.49	%)(f)	1.58	%(f)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$97,170		$96,506		$82,347		$34,402		$1,242	$1		$1
Ratio of total expenses to average net assets(g)	2.36	%(h)(i)	2.41	%(i)	2.49	%(i)	2.59	%(i)	2.64%	3.01	%(h)(i)	3.51	%(h)(i)
Ratio of net expenses to average net assets(g)	2.30	%(h)	2.30%		2.30%		2.37%		2.64%	2.70	%(h)	2.70	%(h)
Ratio of net investment loss to average net assets(c)(g)	(0.75	%)(h)	(0.88%)		(0.11%)		(1.16%)		(1.49%)	(2.70	%)(h)	(2.70	%)(h)

PORTFOLIO TURNOVER RATE	32	%(f)	96%		287%		333%		324%	50	%(f)	294	%(f)(j)

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.

(b)	Effective May 31, 2013, the Stadion Tactical Growth Fund changed its fiscal year from April 30 to May 31.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(d)	Per share amounts were calculated using average shares method.

(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.

(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(h)	Annualized.

(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

(j)	Portfolio turnover rate is calculated at the Fund Level and represents the year ended April 30, 2013.

See Notes to Financial Statements.

32	www.stadionfunds.com

Stadion Tactical Growth Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)	For the Period May 1, 2013 to May 31, 2013(b)		Year Ended April 30, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$11.12		$9.88		$10.46		$10.38		$10.23	$10.27		$11.20

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(c)(d)	0.01		0.01	(e)	0.08		0.00	(f)	(0.02)	(0.01)		(0.02)
Net realized and unrealized gain (loss) on investments	0.90		1.25		(0.59)		0.94		1.31	(0.03)		0.90
Total from investment operations	0.91		1.26		(0.51)		0.94		1.29	(0.04)		0.88
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.00	)(f)	(0.02)		(0.05)		(0.05)		–	–		–
Distributions from net realized gains	–		–		(0.02)		(0.81)		(1.14)	–		(1.81)
Total distributions	–		(0.02)		(0.07)		(0.86)		(1.14)	–		(1.81)

NET ASSET VALUE, END OF PERIOD	$12.03		$11.12		$9.88		$10.46		$10.38	$10.23		$10.27

TOTAL RETURN(g)	8.22	%(h)	12.79%		(4.94%)		9.07%		12.96%	(0.39	%)(h)	9.90%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$211,692		$179,979		$144,534		$97,804		$28,721	$24,024		$22,169

Ratio of total expenses to average net assets(i)	1.36	%(j)(k)	1.42	%(k)	1.49	%(k)	1.62	%(k)	1.59%	1.98	%(j)(k)	1.81	%(k)

Ratio of net expenses to average net assets(i)	1.30	%(j)	1.30%		1.30%		1.43%		1.59%	1.70	%(j)	1.75%
Ratio of net investment income/loss to average net assets(c)(i)	0.21	%(j)	0.12%		0.85%		0.02%		(0.22%)	(1.70	%)(j)	(0.21%)

PORTFOLIO TURNOVER RATE	32	%(h)	96%		287%		333%		324%	50	%(h)	294%

(a)	Prior to March 28, 2014, the Stadion Tactical Growth Fund was known as the Stadion Market Opportunity Fund™.

(b)	Effective May 31, 2013, the Stadion Tactical Growth Fund changed its fiscal year from April 30 to May 31.

(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(d)	Per share amounts were calculated using average shares method.

(e)	The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and redemptions of Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(f)	Amount rounds to less than $0.01 per share or less than 1%.

(g)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(h)	Not annualized.

(i)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(j)	Annualized.

(k)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017	33

Stadion Tactical Growth Fund – Class T	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period August 14, 2017 (Commencement of operations) to November 30, 2017(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.25

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(a)(b)	(0.01)
Net realized and unrealized gain on investments	0.79
Total from investment operations	0.78

NET ASSET VALUE, END OF PERIOD	$12.03

TOTAL RETURN(c)	6.93	%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$1

Ratio of total expenses to average net assets(e)	1.55	%(f)

Ratio of net expenses to average net assets(e)	1.55	%(f)

Ratio of net investment loss to average net assets(a)(e)	(0.33	%)(f)

PORTFOLIO TURNOVER RATE	32	%(d)(g)

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(b)	Per share amounts were calculated using average shares method.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(f)	Annualized.

(g)	Portofolio turnover rate is calculated at the Fund Level and represents the priod ended November 30, 2017.

See Notes to Financial Statements.

34	www.stadionfunds.com

Stadion Tactical Defensive Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017	Year Ended May 31, 2016		Year Ended May 31, 2015	Year Ended May 31, 2014(a)	Year Ended May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$12.58		$11.08	$11.99		$11.69	$11.99	$10.37

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)(c)	(0.01)		(0.07)	(0.09)		(0.04)	(0.04)	0.02
Net realized and unrealized gain (loss) on investments	1.04		1.57	(0.50)		0.35	0.53	1.60
Total from investment operations	1.03		1.50	(0.59)		0.31	0.49	1.62
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.02)		–	–		–	(0.01)	–
Distributions from net realized gains	–		–	(0.32)		(0.01)	(0.78)	–
Total distributions	(0.02)		–	(0.32)		(0.01)	(0.79)	–

NET ASSET VALUE, END OF PERIOD	$13.59		$12.58	$11.08		$11.99	$11.69	$11.99

TOTAL RETURN(d)	8.22	%(e)	13.54%	(4.80%)		2.67%	4.12%	15.62%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$51,524		$52,978	$18,726		$29,073	$43,136	$33,813

Ratio of total expenses to average net assets(f)	1.80	%(g)	1.94%	1.96	%(h)	1.88%	1.89%	2.00	%(h)

Ratio of net expenses to average net assets(f)	1.80	%(g)	1.94%	1.95%		1.88%	1.89%	1.95%

Ratio of net investment income/loss to average net assets(b)(f)	(0.13	%)(g)	(0.56%)	(0.77%)		(0.33%)	(0.34%)	0.14%

PORTFOLIO TURNOVER RATE	101	%(e)	196%	645%		482%	529%	455%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017	35

Stadion Tactical Defensive Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015	Year Ended May 31, 2014(a)		Year Ended May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$11.81		$10.48		$11.45		$11.26	$11.64		$10.16

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)(c)	(0.06)		(0.15)		(0.17)		(0.13)	(0.13)		(0.07)
Net realized and unrealized gain (loss) on investments	0.98		1.48		(0.48)		0.33	0.53		1.55
Total from investment operations	0.92		1.33		(0.65)		0.20	0.40		1.48
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		–		–	(0.00	)(d)	–
Distributions from net realized gains	–		–		(0.32)		(0.01)	(0.78)		–
Total distributions	–		–		(0.32)		(0.01)	(0.78)		–

NET ASSET VALUE, END OF PERIOD	$12.73		$11.81		$10.48		$11.45	$11.26		$11.64

TOTAL RETURN(e)	7.79	%(f)	12.69%		(5.56%)		1.80%	3.47%		14.57%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$25,548		$26,058		$9,680		$12,145	$7,807		$5,060

Ratio of total expenses to average net assets(g)	2.58	%(h)	2.71	%(i)	2.73	%(i)	2.66%	2.67%		3.20	%(i)

Ratio of net expenses to average net assets(g)	2.58	%(h)	2.70%		2.70%		2.66%	2.67%		2.70%

Ratio of net investment loss to average net assets(b)(g)	(0.92	%)(h)	(1.30%)		(1.55%)		(1.16%)	(1.13%)		(0.61%)

PORTFOLIO TURNOVER RATE	101	%(f)	196%		645%		482%	529%		455%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%.
(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Not annualized.
(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(h)	Annualized.
(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

36	www.stadionfunds.com

Stadion Tactical Defensive Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015	Year Ended May 31, 2014(a)		Year Ended May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$12.78		$11.23		$12.12		$11.80	$12.07		$10.42

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)(c)	0.00	(d)	(0.03)		(0.06)		(0.03)	(0.02)		0.02
Net realized and unrealized gain (loss) on investments	1.06		1.58		(0.51)		0.36	0.55		1.63
Total from investment operations	1.06		1.55		(0.57)		0.33	0.53		1.65
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.03)		–		–		–	(0.02)		–
Distributions from net realized gains	–		–		(0.32)		(0.01)	(0.78)		–
Total distributions	(0.03)		–		(0.32)		(0.01)	(0.80)		–

NET ASSET VALUE, END OF PERIOD	$13.81		$12.78		$11.23		$12.12	$11.80		$12.07

TOTAL RETURN(e)	8.31	%(f)	13.80%		(4.58%)		2.82%	4.42%		15.83%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$28,816		$28,338		$12,703		$25,280	$7,333		$4,945
Ratio of total expenses to average net assets(g)	1.61	%(h)	1.75	%(i)	1.76	%(i)	1.70%	1.73	%(i)	2.38	%(i)
Ratio of net expenses to average net assets(g)	1.61	%(h)	1.70%		1.70%		1.70%	1.70%		1.70%
Ratio of net investment income/loss to average net assets(b)(g)	0.04	%(h)	(0.28%)		(0.53%)		(0.28%)	(0.19%)		0.20%

PORTFOLIO TURNOVER RATE	101	%(f)	196%		645%		482%	529%		455%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Amount rounds to less than $0.01 per share or less than 1%.

(e)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)	Not annualized.

(g)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(h)	Annualized.

(i)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017	37

Stadion Tactical Defensive Fund – Class T	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period August 14, 2017 (Commencement of operations) to November 30, 2017(Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$12.63

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(a)(b)	(0.03)
Net realized and unrealized gain on investments	1.00
Total from investment operations	0.97
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.03)
Total distributions	(0.03)

NET ASSET VALUE, END OF PERIOD	$13.57

TOTAL RETURN(c)	7.70	%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$1

Ratio of total expenses to average net assets(e)	1.77	%(f)

Ratio of net expenses to average net assets(e)	1.77	%(f)

Ratio of net investment loss to average net assets(a)(e)	(0.86	%)(f)

PORTFOLIO TURNOVER RATE	101	%(d)(g)

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(b)	Per share amounts were calculated using average shares method.

(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.

(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(f)	Annualized.

(g)	Portofolio turnover rate is calculated at the Fund Level and represents the priod ended November 30, 2017.

See Notes to Financial Statements.

38	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014(a)	Year Ended May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$11.17		$10.49	$10.66	$10.53	$10.41	$9.85

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)(c)	0.06		0.09	0.09	0.04	0.04	0.07
Net realized and unrealized gain (loss) on investments	0.20		0.68	(0.18)	0.12	0.11	0.67
Total from investment operations	0.26		0.77	(0.09)	0.16	0.15	0.74
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.06)		(0.09)	(0.08)	(0.03)	(0.03)	(0.05)
Distributions from net realized gains	–		–	–	–	–	(0.13)
Total distributions	(0.06)		(0.09)	(0.08)	(0.03)	(0.03)	(0.18)

NET ASSET VALUE, END OF PERIOD	$11.37		$11.17	$10.49	$10.66	$10.53	$10.41

TOTAL RETURN(d)	2.30	%(e)	7.37%	(0.79%)	1.54%	1.45%	7.53%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$25,415		$30,818	$28,898	$39,896	$88,261	$68,967
Ratio of total expenses to average net assets(f)	1.75	%(g)	1.82%	1.85%	1.82%	1.76%	1.93%
Ratio of net expenses to average net assets(f)	1.75	%(g)	1.82%	1.85%	1.82%	1.76%	1.93%
Ratio of net investment income to average net assets(b)(f)	0.99	%(g)	0.86%	0.88%	0.38%	0.34%	0.66%

PORTFOLIO TURNOVER RATE	37	%(e)	18%	36%	37%	15%	42%

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Annualized.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017	39

Stadion Trilogy Alternative Return Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014(a)	Year Ended May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$10.95		$10.31	$10.49	$10.42	$10.35	$9.85

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)(c)	0.01		0.01	0.01	(0.04)	(0.04)	(0.01)
Net realized and unrealized gain (loss) on investments	0.20		0.66	(0.17)	0.12	0.11	0.67
Total from investment operations	0.21		0.67	(0.16)	0.08	0.07	0.66
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.02)		(0.03)	(0.02)	(0.01)	–	(0.03)
Distributions from net realized gains	–		–	–	–	–	(0.13)
Total distributions	(0.02)		(0.03)	(0.02)	(0.01)	–	(0.16)

NET ASSET VALUE, END OF PERIOD	$11.14		$10.95	$10.31	$10.49	$10.42	$10.35

TOTAL RETURN(d)	1.89	%(e)	6.46%	(1.53%)	0.75%	0.68%	6.72%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$12,818		$11,592	$10,573	$11,654	$21,805	$11,570
Ratio of total expenses to average net assets(f)	2.54	%(g)	2.60%	2.63%	2.58%	2.52%	3.36	%(h)
Ratio of net expenses to average net assets(f)	2.54	%(g)	2.60%	2.63%	2.58%	2.52%	2.70%
Ratio of net investment income/loss to average net assets(b)(f)	0.17	%(g)	0.08%	0.08%	(0.36%)	(0.41%)	(0.10%)

PORTFOLIO TURNOVER RATE	37	%(e)	18%	36%	37%	15%	42%

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Annualized.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

40	www.stadionfunds.com

Stadion Trilogy Alternative Return Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014(a)	Year Ended May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$11.20		$10.52	$10.69	$10.55	$10.42	$9.86

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)(c)	0.07		0.12	0.11	0.07	0.06	0.10
Net realized and unrealized gain (loss) on investments	0.20		0.67	(0.17)	0.12	0.11	0.66
Total from investment operations	0.27		0.79	(0.06)	0.19	0.17	0.76
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.07)		(0.11)	(0.11)	(0.05)	(0.04)	(0.07)
Distributions from net realized gains	–		–	–	–	–	(0.13)
Total distributions	(0.07)		(0.11)	(0.11)	(0.05)	(0.04)	(0.20)

NET ASSET VALUE, END OF PERIOD	$11.40		$11.20	$10.52	$10.69	$10.55	$10.42

TOTAL RETURN(d)	2.42	%(e)	7.53%	(0.54%)	1.78%	1.64%	7.75%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$79,880		$62,571	$39,257	$53,031	$46,578	$18,956
Ratio of total expenses to average net assets(f)	1.54	%(g)	1.62%	1.64%	1.62%	1.57%	2.01	%(h)
Ratio of net expenses to average net assets(f)	1.54	%(g)	1.62%	1.64%	1.62%	1.57%	1.70%
Ratio of net investment income to average net assets(b)(f)	1.15	%(g)	1.06%	1.07%	0.70%	0.54%	0.94%

PORTFOLIO TURNOVER RATE	37	%(e)	18%	36%	37%	15%	42%

(a)	Prior to March 28, 2014, the Stadion Trilogy Alternative Return Fund was known as the Stadion Trilogy Fund™.

(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.

(c)	Per share amounts were calculated using average shares method.

(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.

(f)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Annualized.

(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017	41

Stadion Trilogy Alternative Return Fund – Class T	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period August 14, 2017 (Commencement of operations) to November 30, 2017 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$11.26

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.02
Net realized and unrealized gain on investments	0.12
Total from investment operations	0.14
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.05)
Total distributions	(0.05)

NET ASSET VALUE, END OF PERIOD	$11.35

TOTAL RETURN(c)	1.26	%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$1

Ratio of total expenses to average net assets(e)	1.74	%(f)

Ratio of net expenses to average net assets(e)	1.74	%(f)

Ratio of net investment income to average net assets(a)(e)	0.69	%(f)

PORTFOLIO TURNOVER RATE	37	%(d)(g)

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(f)	Annualized.
(g)	Portofolio turnover rate is calculated at the Fund Level and represents the priod ended November 30, 2017.

See Notes to Financial Statements.

42	www.stadionfunds.com

Stadion Alternative Income Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015(a)		Year Ended May 31, 2014		For the Period December 31, 2012 (Commencement of operations) to May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$9.94		$10.15		$9.72		$9.89		$9.91		$10.00

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)(c)	0.09		0.18		0.16		0.15		0.15		0.06
Net realized and unrealized gain (loss) on investments	(0.02)		(0.21)		0.44		(0.13)		(0.06	)(d)	(0.15)
Total from investment operations	0.07		(0.03)		0.60		0.02		0.09		(0.09)
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.30)		(0.17)		(0.17)		(0.19)		(0.11)		–
Distributions from net realized gains	–		(0.01)		(0.00	)(e)	–		–		–
Total distributions	(0.30)		(0.18)		(0.17)		(0.19)		(0.11)		–

NET ASSET VALUE, END OF PERIOD	$9.71		$9.94		$10.15		$9.72		$9.89		$9.91

TOTAL RETURN(f)	0.67	%(g)	(0.40%)		6.33%		0.24%		0.91%		(0.90	%)(g)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$5,102		$6,669		$3,807		$5,226		$2,065		$1,667

Ratio of total expenses to average net assets(h)	1.84	%(i)(j)	1.46	%(j)	1.73	%(j)	3.77	%(j)	2.55	%(j)	10.69	%(i)(j)

Ratio of net expenses to average net assets(h)	1.40	%(i)	1.40%		1.40%		1.40%		1.40%		1.40	%(i)

Ratio of net investment income to average net assets(c)(h)	1.90	%(i)	1.81%		1.58%		1.52%		1.53%		1.52	%(i)

PORTFOLIO TURNOVER RATE	4	%(g)	40%		18%		485%		294%		84	%(g)

(a)	Prior to April 20, 2015, Stadion Alternative Income Fund was known as Stadion Tactical Income Fund.
(b)	Per share amounts were calculated using average shares method.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(d)	Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended May 31, 2014, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.
(e)	Amount rounds to less than $0.01 per share or less than 1%.
(f)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Not annualized.
(h)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(i)	Annualized.
(j)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017	43

Stadion Alternative Income Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Period Presented

	For the Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017		For the Period August 10, 2015 (Commencement of operations) to May 31, 2016
NET ASSET VALUE, BEGINNING OF PERIOD	$9.85		$10.11		$9.59

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.06		0.11		0.09
Net realized and unrealized gain (loss) on investments	(0.04)		(0.22)		0.48
Total from investment operations	0.02		(0.11)		0.57
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.27)		(0.14)		(0.05)
Distributions from net realized gains	–		(0.01)		(0.00	)(c)
Total distributions	(0.27)		(0.15)		(0.05)

NET ASSET VALUE, END OF PERIOD	$9.60		$9.85		$10.11

TOTAL RETURN(d)	0.19	%(e)	(1.15%)		6.00	%(e)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$3,100		$3,839		$508

Ratio of total expenses to average net assets(f)	2.56	%(g)(h)	2.19	%(h)	2.18	%(g)(h)

Ratio of net expenses to average net assets(f)	2.15	%(g)	2.15%		2.15	%(g)

Ratio of net investment income to average net assets(b)(f)	1.17	%(g)	1.12%		1.15	%(g)

PORTFOLIO TURNOVER RATE	4	%(e)	40%		18	%(i)

(a)	Per share amounts were calculated using average shares method.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Amount rounds to less than $0.01 per share or less than 1%.
(d)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Not annualized.
(f)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(g)	Annualized.
(h)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(i)	Portfolio turnover rate is calculated at the Fund level and represents the year ended May 31, 2016.

See Notes to Financial Statements.

44	www.stadionfunds.com

Stadion Alternative Income Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	For the Six Months Ended November 30, 2017 (Unaudited)		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015(a)		Year Ended May 31, 2014		For the Period February 14, 2013 (Commencement of operations) to May 31, 2013
NET ASSET VALUE, BEGINNING OF PERIOD	$9.92		$10.13		$9.60		$9.89		$9.91		$9.91

INCOME (LOSS) FROM OPERATIONS:
Net investment income(b)(c)	0.10		0.20		0.20		0.30		0.17		0.04
Net realized and unrealized gain (loss) on investments	(0.02)		(0.21)		0.44		(0.25)		(0.07	)(d)	(0.04)
Total from investment operations	0.08		(0.01)		0.64		0.05		0.10		0.00
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.31)		(0.19)		(0.11)		(0.34)		(0.12)		–
Distributions from net realized gains	–		(0.01)		(0.00	)(e)	–		–		–
Total distributions	(0.31)		(0.20)		(0.11)		(0.34)		(0.12)		–

NET ASSET VALUE, END OF PERIOD	$9.69		$9.92		$10.13		$9.60		$9.89		$9.91

TOTAL RETURN(f)	0.78	%(g)	(0.17%)		6.70%		0.58%		1.09%		0.00	%(g)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$12,783		$24,903		$84,632		$444		$4,077		$1,519

Ratio of total expenses to average net assets(h)	1.64	%(i)(j)	1.23	%(j)	1.29	%(j)	3.75	%(j)	2.29	%(j)	14.50	%(i)(j)

Ratio of net expenses to average net assets(h)	1.15	%(i)	1.15%		1.15%		1.15%		1.15%		1.15	%(i)

Ratio of net investment income to average net assets(c)(h)	2.07	%(i)	1.97%		2.08%		2.96%		1.72%		1.42	%(i)

PORTFOLIO TURNOVER RATE	4	%(g)	40%		18%		485%		294%		84	%(g)(k)

(a)	Prior to April 20, 2015, Stadion Alternative Income Fund was known as Stadion Tactical Income Fund.
(b)	Per share amounts were calculated using average shares method.
(c)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(d)	Net realized and unrealized loss on investments per share does not correlate to aggregate of the net realized and unrealized gain in the Statements of Operations for the year ended May 31, 2014, primarily due to the timing of the sales and repurchases of the Fund's shares in relation to the fluctuating market values for the Fund's portfolio.
(e)	Amount rounds to less than $0.01 per share or less than 1%.
(f)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Not annualized.
(h)	The ratios of expenses and net investment income to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(i)	Annualized.
(j)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor (Note 5).
(k)	Represents the period December 31, 2012 (commencement of operations of the Fund) to May 31, 2013.

See Notes to Financial Statements.

Semi-Annual Report | November 30, 2017	45

Stadion Alternative Income Fund – Class T	Financial Highlights

For a Share Outstanding Throughout the Period Presented

	For the Period August 14, 2017 (Commencement of operations) to November 30, 2017 (Unaudited)
NET ASSET VALUE, BEGINNING OF PERIOD	$9.88

INCOME (LOSS) FROM OPERATIONS:
Net investment income(a)(b)	0.06
Net realized and unrealized loss on investments	(0.04)
Total from investment operations	0.02
LESS DISTRIBUTIONS:
Dividends from net investment income	(0.19)
Total distributions	(0.19)

NET ASSET VALUE, END OF PERIOD	$9.71

TOTAL RETURN(c)	0.22	%(d)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$1

Ratio of total expenses to average net assets(e)	1.87	%(f)

Ratio of net expenses to average net assets(e)	1.40	%(f)

Ratio of net investment income to average net assets(a)(e)	2.13	%(f)

PORTFOLIO TURNOVER RATE	4	%(d)(g)

(a)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(b)	Per share amounts were calculated using average shares method.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Not annualized.
(e)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.
(f)	Annualized.
(g)	Portofolio turnover rate is calculated at the Fund Level and represents the priod ended November 30, 2017.

See Notes to Financial Statements.

46	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2017 (Unaudited)

1. ORGANIZATION

Stadion Tactical Growth Fund (“Tactical Growth Fund”) (formerly known as the Stadion Market Opportunity Fund prior to March 28, 2014), Stadion Tactical Defensive Fund (“Tactical Defensive Fund”) (formerly known as the Stadion Core Advantage Fund prior to March 28, 2014), Stadion Trilogy Alternative Return Fund (“Trilogy Alternative Return Fund”) (formerly known as the Stadion Trilogy FundTM prior to March 28, 2014) and Stadion Alternative Income Fund (“Alternative Income Fund”) (formerly known as the Stadion Tactical Income Fund prior to April 30, 2015), (each, a “Fund,” and collectively, the “Funds”) are each a diversified series of Stadion Investment Trust (the “Trust”), a Delaware Statutory Trust registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.

Tactical Growth Fund is a successor to a previously operational fund, the ETF Market Opportunity Fund (the “Predecessor Fund”), which was a series of the Aviemore Funds, an Ohio business trust. The Predecessor Fund was organized into a series, Class I shares, of the Tactical Growth Fund effective as of the close of business on March 29, 2013. The Predecessor Fund commenced operations on May 3, 2004 and was the only series authorized by the Aviemore Funds. Class A and Class C shares were launched from the Tactical Growth Fund effective April 1, 2013 and Class T shares of the fund were launched effective August 14, 2017. The Fund seeks long-term capital appreciation.

Tactical Defensive Fund commenced operations on January 27, 2004. The public offering of Class A shares, Class C shares, Class I and Class T shares commenced on September 15, 2006, October 1, 2009, May 28, 2010 and August 14, 2017, respectively. The investment objective of the Fund is to seek capital appreciation.

Trilogy Alternative Return Fund commenced operations on April 2, 2012. The public offering of Class A shares, Class C shares and Class I shares commenced on April 2, 2012 and Class T shares of the Fund were launched effective August 14, 2017. The investment objective of the Fund is total return, with an emphasis on lower risk and volatility than the U.S. equity markets.

Alternative Income Fund commenced operations on December 31, 2012. The public offering of Class A shares, Class C shares, Class I and Class T shares commenced on December 31, 2012, August 10, 2015, February 14, 2013 and August 14, 2017, respectively. The investment objective of the Fund is to seek to provide income and absolute portfolio returns, with a secondary emphasis on lower risk and volatility than the U.S. equity markets.

Each Fund currently offers four classes of shares, Class A, Class C, Class I, and Class T. Class A shares are sold subject to a maximum front-end sales load equal to 5.75% of the offering price and a distribution and/or service fee of up to 0.25% of the average net assets attributable to Class A shares, and are also sold subject to a 1.00% contingent deferred sales load on purchases at or above $1 million if redeemed within 12 months of purchase. Class C shares are sold subject to a distribution and/or service fee of up to 1.00% of the average daily net assets attributable to Class C shares and, effective October 1, 2012, sold subject to a 1.00% contingent deferred sales load if redeemed within one year of purchase. Class I shares are sold without any sales loads and distribution and/ or service fees. Class T shares are sold subject to a maximum front-end sales load equal to 2.50% of the offering price and a distribution and/or service fee up to 0.25% of the average net assets attributable to Class T shares. Each class of shares represents an interest in the same assets of the Funds, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees; (2) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; (3) each class has exclusive voting rights with respect to matters relating to its arrangements; and (4) Class I shares are, generally, available for certain broker-dealers and financial intermediaries that have entered into appropriate arrangements with the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Funds’ significant accounting policies used in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are considered investment companies for financial reporting purposes under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of the time regular trading closes on the New York Stock Exchange (normally, 4:00 p.m. Eastern Time). Securities traded in the NASDAQ market are valued at the NASDAQ Official Closing Price. Other securities, including listed securities for which no sale was reported on that date, are valued at the most recent bid price. Options are valued at the mean of the last quoted bid and ask prices at the time of valuation, as reported on the option’s primary exchange. If no bid quotation is readily available at the time of valuation, the option shall be valued at the mean of the last quoted ask price and $0.00. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Trustees”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to the Funds’ net asset value calculations; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the portfolio security is halted during the day and does not resume prior to the Funds’ net asset value calculations. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Open-end investment companies, including money market funds, are valued at the net asset value reported by such registered open-end investment companies. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Semi-Annual Report | November 30, 2017	47

Stadion Investment Trust	Notes to Financial Statements

November 30, 2017 (Unaudited)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires certain disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of November 30, 2017 by security type:

Tactical Growth Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$412,643,386	$–	$–	$412,643,386
Money Market Funds	6,772,825	–	–	6,772,825
Total Investments in Securities	$419,416,211	$–	$–	$419,416,211

Tactical Defensive Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Exchange-Traded Funds	$104,195,968	$–	$–	$104,195,968
Money Market Funds	2,015,333	–	–	2,015,333
Total Investments in Securities	$106,211,301	$–	$–	$106,211,301

Trilogy Alternative Return Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$57,925,511	$–	$–	$57,925,511
Exchange-Traded Funds	52,115,280	–	–	52,115,280
Purchased Option Contracts	–	11,321,950	–	11,321,950
Money Market Funds	2,636,840	–	–	2,636,840
Total Investments in Securities	$112,677,631	$11,321,950	$–	$123,999,581
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(6,092,125)	$–	$(6,092,125)
Total	$–	$(6,092,125)	$–	$(6,092,125)

Alternative Income Fund
	Valuation Inputs
	Level 1	Level 2	Level 3	Total
Investments in Securities at Value
Common Stocks*	$22,683,779	$–	$–	$22,683,779
Purchased Option Contracts	–	407,062	–	407,062
Money Market Funds	155,968	–	–	155,968
Total Investments in Securities	$22,839,747	$407,062	$–	$23,246,809
Other Financial Instruments
Liabilities
Written Option Contracts	$–	$(2,066,275)	$–	$(2,066,275)
Total	$–	$(2,066,275)	$–	$(2,066,275)

*	See Schedule of Investments for Common Stocks determined by sector and industry.

48	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2017 (Unaudited)

As of November 30, 2017, the Funds did not have any transfers in and/or out of any Level. The Funds did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2017. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

Share Valuation: The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding.

Securities Transactions and Investment Income: Security transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Option Transactions: The Funds may purchase and write put and call options on broad-based U.S. and International stock indices or ETFs that replicate the performance of broad-based U.S. and International stock indices as well as short term futures ETFs and bond ETFs. When held, the Funds use option contracts on broad-based U.S. and International stock indices for the purpose of seeking to generate return and manage risk exposure among varying market conditions.

Exchange-Traded Funds (“ETFs”): The Funds may invest in ETFs, which are funds whose shares are traded on a national exchange. ETFs may be based on underlying equity or fixed income securities, as well as commodities or currencies. ETFs do not sell individual shares directly to investors and only issue their shares in large blocks known as “creation units.” The investor purchasing a creation unit then sells the individual shares on a secondary market. Although similar diversification benefits may be achieved through an investment in another investment company, ETFs generally offer greater liquidity and lower expenses. Because an ETF incurs its own fees and expenses, shareholders of a fund investing in an ETF will indirectly bear those costs. Such funds will also incur brokerage commissions and related charges when purchasing or selling shares of an ETF. Unlike typical investment company shares, which are valued once daily, shares in an ETF may be purchased or sold on a securities exchange throughout the trading day at market prices.

Allocation Between Classes: Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares based upon its proportionate share of total net assets of the respective Fund.

Distributions to Shareholders: Each of the Funds may distribute its net investment income to its shareholders quarterly, but, in any event, expects to distribute substantially all of its net investment income to its shareholders at least annually. Net realized gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either temporary or permanent in nature and are primarily due to losses deferred due to wash sales and tax treatment of short term capital gains. Dividends and distributions are recorded on the ex-dividend date.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes: It is each Fund’s policy to comply with the special provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

SEC Regulations: On October 13, 2016, the SEC amended Regulation S-X, which will require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. Effective August 1, 2017, the Funds adopted these changes for Regulation S-X and these disclosure requirement changes are reflected within this report.

Semi-Annual Report | November 30, 2017	49

Stadion Investment Trust	Notes to Financial Statements

November 30, 2017 (Unaudited)

3. SECURITY TRANSACTIONS

During the six months ended November 30, 2017, cost of purchases and proceeds from sales and maturities of investment securities, other than short-term investments and U.S. government securities, amounted to:

	Tactical Growth Fund	Tactical Defensive Fund
Purchases	$133,060,863	$103,221,377
Sales	$122,890,136	$112,816,994

	Trilogy Alternative Return Fund	Alternative Income Fund
Purchases	$50,899,850	$960,660
Sales	$40,837,144	$14,822,003

4. TAX MATTERS

The tax character of distributions made during the year ended May 31, 2017 was as follows:

	Ordinary Income	Long-term Capital Gains	Total Distributions
Tactical Growth Fund
5/31/2017	$440,408	$–	$440,408
5/31/2016	970,026	406,478	1,376,504
Tactical Defensive Fund
5/31/2017	$–	$–	$–
5/31/2016	–	1,463,130	1,463,130
Trilogy Alternative Return Fund
5/31/2017	$724,544	$–	$724,544
5/31/2016	797,927	–	797,927
Alternative Income Fund
5/31/2017	$1,849,423	$107,534	$1,956,957
5/31/2016	724,892	18,617	743,509

Tax Basis of Investments:

As of November 30, 2017, the aggregate cost of investments and other financial instruments, gross unrealized appreciation (depreciation) and net unrealized appreciation for Federal tax purposes was as follows:

Tactical Growth Fund
Tax cost of portfolio investments	$347,800,357
Gross unrealized appreciation	$71,615,854
Gross unrealized depreciation	–
Net unrealized appreciation	$71,615,854

Tactical Defensive Fund
Tax cost of portfolio investments	$98,491,722
Gross unrealized appreciation	$7,719,579
Gross unrealized depreciation	–
Net unrealized appreciation	$7,719,579

Trilogy Alternative Return Fund
Tax cost of portfolio investments	$108,798,852
Gross unrealized appreciation	$27,883,409
Gross unrealized depreciation	(14,336,325)
Net unrealized appreciation	$13,547,084

Alternative Income Fund
Tax cost of portfolio investments	$21,147,796
Gross unrealized appreciation	$13,244,714
Gross unrealized depreciation	(11,639,217)
Net unrealized appreciation	$1,605,497

The difference between the federal income tax cost of portfolio investments and other financial instruments and the financial statement cost for Tactical Growth Fund, Tactical Defensive Fund, Trilogy Alternative Return Fund and Alternative Income Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales and certain market to market adjustments.

Capital Loss Carryforward:

As of May 31, 2017, the Funds have the following capital loss carryforwards. These capital losses carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

During the year ended May 31, 2017, the Fund utilized capital loss carryforwards as follows:

Fund	Amount
Tactical Growth Fund	$(2,107,386)
Tactical Defensive Fund	(362,124)
Trilogy Alternative Return Fund	(1,463,427)
Alternative Income Fund	(243,900)

Capital losses (no expiration) carried to the next tax year were as follows:

Fund	Short-Term	Long-Term
Tactical Growth Fund	$6,484,214	$–
Tactical Defensive Fund	39,538,847	–
Trilogy Alternative Return Fund	1,775,777	–

50	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2017 (Unaudited)

The Funds elect to defer to the tax year ending May 31, 2018, capital losses recognized during the period November 1, 2016 to May 31, 2017 in the amount of:

Fund	Amount
Trilogy Alternative Return Fund	$33,746
Alternative Income Fund	1,104,661

The Funds elect to defer to the tax year ending May 31, 2018, late year ordinary losses recognized in the amount of:

Fund	Amount
Tactical Growth Fund	$1,194,888

As of and during the six months ended November 30, 2017, the Funds did not have a liability for any unrecognized tax benefits. The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

5. TRANSACTIONS WITH AFFILIATES

Investment Advisory Agreements

Each Fund’s investments are managed by Stadion Money Management, LLC (the “Advisor”) under the terms of an Investment Advisory Agreement (the “Advisory Agreements”). Under the Advisory Agreements, each Fund excluding the Alternative Income Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets up to $150 million, 1.00% of such assets over $150 million up to $500 million, and 0.85% of such assets over $500 million. The Alternative Income Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 0.85% of its average daily net assets.

The Advisor has entered into an Expense Limitation Agreement with respect to the Tactical Defensive Fund and the Trilogy Alternative Return Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, Class I shares, and Class T shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets allocable to each Class until October 1, 2018. The Advisor has entered into an Expense Limitation Agreement with the Tactical Growth Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C, Class I and Class T shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.30% of the average daily net assets allocable to each Class until October 1, 2018. The Advisor has entered into an Expense Limitation Agreement with the Alternative Income Fund under which it has agreed to waive its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, Class I shares and Class T shares of the Fund (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.15% of the average daily net assets allocable to each Class until October 1, 2018. Accordingly, during the six months ended November 30, 2017, the Advisor waived fees and reimbursed expenses as follows:

	Tactical Growth Fund	Alternative Income Fund
Total waivers and reimbursements	$117,479	$62,002

During the six months ended November 30, 2017, there were no advisory fees waived or expenses reimbursed by the Advisor for the Trilogy Alternative Return Fund or the Tactical Defensive Fund. It is expected that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Trustees.

If the Advisor so requests, the Advisor may recapture from the Tactical Growth Fund any Tactical Growth Fund operating expenses waived or reimbursed by the Advisor pursuant to the Tactical Growth Fund’s Expense Limitation Agreement that had the effect of reducing Fund Operating Expenses from 1.70% (or lower) to 1.30% from the time the Tactical Growth Fund initially incurred, or the Advisor initially waived or reimbursed, such expenses for a period of three years; provided, however, that the total annual Fund Operating Expenses for the applicable following year, after giving effect to the repayment, shall not exceed 1.30% of the average daily net assets of the Fund (or any lower expense limitation or limitations to which the parties may  otherwise agree). If the Advisor so requests, the Advisor may recapture from the Alternative Income Fund any Alternative Income Fund operating expense waived or reimbursed by the Advisor pursuant to the Alternative Income Fund’s Expense Limitation Agreement from the time the Alternative Income Fund initially incurred, or the Advisor initially waived or reimbursed, such expenses for a period of three years.

As of November 30, 2017, the balance of recoupable expenses for the Tactical Growth Fund and the Alternative Income Fund was as follows:

Fund	2018	2019	2020	Total
Tactical Growth Fund	$144,690	$460,455	$383,484	$988,629
Alternative Income Fund	$91,950	$81,507	$77,469	$258,415

Semi-Annual Report | November 30, 2017	51

Stadion Investment Trust	Notes to Financial Statements

November 30, 2017 (Unaudited)

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor 50% of the employee’s annual base salary for the services provided by the Chief Compliance Officer of the Trust. Each Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

Certain Trustees and officers of the Trust are also officers of the Advisor.

Fund Accounting and Administration Agreement

ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust.

Transfer Agent and Shareholder Services Agreement

ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust.

Distribution Plan

The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act that permit Class A, Class C and Class T shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund’s average daily net assets attributable to Class A and Class T shares and 1.00% of each Fund’s average daily net assets attributable to Class C shares. The Trust has not adopted a plan of distribution with respect to Class I shares. The expenses of the Plans are reflected as distribution fees in the Statement of Operations of the Funds.

Distribution Agreement

ALPS Distributors, Inc. (“ADI” or the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Under the terms of a Distribution Agreement with the Trust, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. ADI receives no compensation from the Funds.

6. DERIVATIVE TRANSACTIONS

Derivative Instruments and Hedging Activities: The following discloses the Funds' use of derivative instruments and hedging activities.

The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow certain Funds to enter into various types of derivative contracts such as purchased and written options. In doing so, the Funds will employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of effecting a similar response to market factors.

Market Risk Factors: In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Interest Rate Risk: Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce market value of fixed income investments and a decline in general interest rates will tend to increase the value of such investments. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Funds to increase their market value exposure relative to their net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds.

Futures: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons, including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

52	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2017 (Unaudited)

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Option Writing/Purchasing: Certain Funds may write or purchase option contracts to adjust risk and return of their overall investment positions. When a Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options that expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. Risks from entering into option transactions arise from the potential inability of counterparties to meet the terms of the contracts, the potential inability to enter into closing transactions because of an illiquid secondary market and from unexpected movements in security values.

A portion of Trilogy Alternative Return Fund’s and Alternative Income Fund’s securities are pledged as collateral for open written option contracts.

The locations in the Statements of Assets and Liabilities of Trilogy Alternative Return Fund’s and Alternative Income Fund’s derivative positions are as follows:

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Trilogy Alternative Return Fund
Equity Contracts (Purchased Options/Written Options)	Investments in securities: At value	$11,321,950	Written Options at value	$6,092,125
		$11,321,950		$6,092,125

Risk Exposure	Statement of Assets and Liabilities Location	Fair Value of Asset Derivatives	Statement of Assets and Liabilities Location	Fair Value of Liability Derivatives
Alternative Income Fund
Equity Contracts (Purchased Options/Written Options)	Investments in securities: At value	$407,062	Written Options at value	$2,066,275
		$407,062		$2,066,275

For the Trilogy Alternative Return Fund the average option month-end notional value purchased and written during the six months ended November 30, 2017, were $370,528,084 and $322,270,095, respectively. For the Alternative Income Fund the average option month-end notional value purchased and written during the year ended November 30, 2017, were $215,027,930 and $56,013,101, respectively.

Semi-Annual Report | November 30, 2017	53

Stadion Investment Trust	Notes to Financial Statements

November 30, 2017 (Unaudited)

Trilogy Alternative Return Fund’s and Alternative Income Fund’s transactions in derivative instruments during the six months ended November 30, 2017, are recorded in the following locations in the Statements of Operations:

Risk Exposure	Statement of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Trilogy Alternative Return Fund
Equity Contracts (Purchased Options)	Net realized losses from investments/ Net change in unrealized appreciation (depreciation) on investments	$(3,371,758)	$3,539,444
Equity Contracts (Written Options)	Net realized gains from written option contracts/ Net change in unrealized appreciation (depreciation) on written option contracts	(46,920)	(2,494,443)
Total		$(3,418,678)	$1,045,001

Risk Exposure	Statement of Operations Location	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Gain (Loss) on Derivatives Recognized in Income
Alternative Income Fund
Equity Contracts (Purchased Options)	Net realized losses from investments/ Net change in unrealized appreciation (depreciation) on investments	$(739,868)	$73,711
Equity Contracts (Written Options)	Net realized losses from written option contracts/ Net change in unrealized appreciation (depreciation) on written option contracts	(499,057)	(814,672)
Total		$(1,238,925)	$(740,961)

Tactical Growth Fund and Tactical Defensive Fund had no transactions in derivative instruments during the six months ended November 30, 2017.

7.  CAPITAL SHARE TRANSACTIONS

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017
Tactical Growth Fund - Class A
Shares sold	1,174,103	4,009,454
Shares issued in reinvestment of distributions to shareholders	773	12,007
Shares redeemed	(1,509,065)	(3,576,086)
Net increase/(decrease) in shares outstanding	(334,189)	445,375
Shares outstanding beginning of period	9,534,870	9,089,495
Shares outstanding end of period	9,200,681	9,534,870

Tactical Growth Fund - Class C
Shares sold	768,879	3,110,976
Shares redeemed	(1,354,507)	(2,681,194)
Net increase/(decrease) in shares outstanding	(585,628)	429,782
Shares outstanding beginning of period	8,988,167	8,558,385
Shares outstanding end of period	8,402,539	8,988,167

Tactical Growth Fund - Class I
Shares sold	3,252,702	7,743,793
Shares issued in reinvestment of distributions to shareholders	4,834	28,773
Shares redeemed	(1,849,913)	(6,206,437)
Net increase in shares outstanding	1,407,623	1,566,129
Shares outstanding beginning of period	16,192,315	14,626,186
Shares outstanding end of period	17,599,938	16,192,315

Tactical Growth Fund - Class T (a)
Shares sold	89	–
Net increase in shares outstanding	89	–
Shares outstanding beginning of period	–	–
Shares outstanding end of period	89	–

54	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2017 (Unaudited)

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017
Tactical Defensive Fund - Class A
Shares sold	107,220	345,010
Shares issued in reinvestment of distributions to shareholders	6,806	–
Shares redeemed	(532,955)	(600,881)
Acquisition	–	2,776,082
Net decrease in shares outstanding	(418,929)	(255,871)
Shares outstanding beginning of period	4,210,949	1,690,738
Shares outstanding end of period	3,792,020	4,210,949

Tactical Defensive Fund - Class C
Shares sold	64,824	74,595
Shares redeemed	(263,883)	(350,812)
Acquisition	–	1,559,199
Net decrease in shares outstanding	(199,059)	(276,217)
Shares outstanding beginning of period	2,206,224	923,242
Shares outstanding end of period	2,007,165	2,206,224

Tactical Defensive Fund - Class I
Shares sold	114,736	179,624
Shares issued in reinvestment of distributions to shareholders	4,844	–
Shares redeemed	(250,054)	(394,191)
Acquisition	–	1,300,531
Net decrease in shares outstanding	(130,474)	(214,567)
Shares outstanding beginning of period	2,217,136	1,131,172
Shares outstanding end of period	2,086,662	2,217,136

Tactical Defensive Fund - Class T (a)
Shares sold	79	–
Net increase in shares outstanding	79	–
Shares outstanding beginning of period	–	–
Shares outstanding end of period	79	–

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017
Trilogy Alternative Return Fund - Class A
Shares sold	229,720	671,946
Shares issued in reinvestment of distributions to shareholders	12,102	21,789
Shares redeemed	(766,032)	(688,557)
Net increase/(decrease) in shares outstanding	(524,210)	5,178
Shares outstanding beginning of period	2,759,651	2,754,473
Shares outstanding end of period	2,235,441	2,759,651

Trilogy Alternative Return Fund - Class C
Shares sold	168,053	353,228
Shares issued in reinvestment of distributions to shareholders	1,653	2,049
Shares redeemed	(78,005)	(322,388)
Net increase in shares outstanding	91,701	32,889
Shares outstanding beginning of period	1,058,482	1,025,593
Shares outstanding end of period	1,150,183	1,058,482

Trilogy Alternative Return Fund - Class I
Shares sold	2,130,886	3,479,473
Shares issued in reinvestment of distributions to shareholders	40,099	42,071
Shares redeemed	(751,419)	(1,667,100)
Net increase in shares outstanding	1,419,566	1,854,444
Shares outstanding beginning of period	5,586,303	3,731,859
Shares outstanding end of period	7,005,869	5,586,303

Trilogy Alternative Return Fund - Class T(a)
Shares sold	89	–
Net increase in shares outstanding	89	–
Shares outstanding beginning of period	–	–
Shares outstanding end of period	89	–

Semi-Annual Report | November 30, 2017	55

Stadion Investment Trust	Notes to Financial Statements

November 30, 2017 (Unaudited)

	For the Six Months Ended November 30, 2017 (Unaudited)	For the Year Ended May 31, 2017
Alternative Income Fund - Class A
Shares sold	18,636	756,640
Shares issued in reinvestment of distributions to shareholders	15,264	9,300
Shares redeemed	(179,213)	(470,221)
Net increase/(decrease) in shares outstanding	(145,313)	295,719
Shares outstanding beginning of period	670,713	374,994
Shares outstanding end of period	525,400	670,713

Alternative Income Fund - Class C
Shares sold	24,739	361,352
Shares issued in reinvestment of distributions to shareholders	9,539	2,945
Shares redeemed	(101,455)	(24,702)
Net increase/(decrease) in shares outstanding	(67,177)	339,595
Shares outstanding beginning of period	389,892	50,297
Shares outstanding end of period	322,715	389,892

Alternative Income Fund - Class I
Shares sold	244,776	4,873,820
Shares issued in reinvestment of distributions to shareholders	47,790	173,246
Shares redeemed	(1,484,163)	(10,891,398)
Net decrease in shares outstanding	(1,191,597)	(5,844,332)
Shares outstanding beginning of period	2,511,363	8,355,695
Shares outstanding end of period	1,319,766	2,511,363

Alternative Income Fund - Class T (a)
Shares sold	101	–
Shares issued in reinvestment of distributions to shareholders	2	–
Net increase in shares outstanding	103	–
Shares outstanding beginning of period	–	–
Shares outstanding end of period	103	–

(a)	Class T shares commenced operations on August 14, 2017.

8.  COMMITMENTS AND CONTINGENCIES

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

9.  UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

The Tactical Defensive Fund currently seeks to achieve its investment objectives by investing a portion of its assets in the SPDR® S&P 500® ETF Trust and the PowerShares® QQQ Trust, Series 1. The SPDR® S&P® ETF Trust was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The PowerShares® QQQ Trust, Series 1 was established as a New York statutory trust and is registered under the Investment Company Act of 1940, as amended. The Fund may redeem its investments from the SPDR® S&P® ETF Trust and the PowerShares® QQQ Trust, Series 1, (the “ETFs”) at any time if the Advisor determines that it is in the best interest of the Fund and its shareholders to do so. The latest financial statements for the ETFs can be found at www.sec.gov.

The Fund’s performance may be directly affected by the performance of the ETFs. As of November 30, 2017, the percentage of net assets invested in the SPDR® S&P 500® ETF Trust and the PowerShares® QQQ Trust, Series 1 by the Tactical Defensive Fund was 37.90% and 25.18%, respectively.

10. FUND REORGANIZATIONS

On November 14, 2016 the Board unanimously approved an Agreement and Plan of Reorganization and Termination (the “Agreement”) pursuant to which the Tactical Defensive Fund (the “Survivor Fund”) would acquire all of the assets and liabilities of the Managed Risk 100 Fund (the “Target Fund”) in exchange for shares of the Survivor Fund (the “Reorganization”).The Agreement required approval of the Target Fund’s shareholders and was submitted to such shareholders for their consideration at a meeting on April 14, 2017. The Agreement was approved by the Target Fund’s shareholders, the Reorganization occurred as of the close of business on April 27, 2017 (the “Reorganization Date”). On the Reorganization Date, the assets and liabilities of the Acquired Fund were transferred to the Tactical Defensive Fund in exchange for shares of the Tactical Defensive Fund. Pursuant to the Agreement, each shareholder of Class A, Class C and Class I shares of the Acquired Fund became the owner of the number of corresponding full and fractional shares of the Tactical Defensive Fund, having an equal aggregate net asset value. On the Reorganization Date, the Acquired Fund and the Tactical Defensive Fund reported the following financial information:

56	www.stadionfunds.com

Stadion Investment Trust	Notes to Financial Statements

November 30, 2017 (Unaudited)

Acquiring Fund	Shares Outstanding of Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Tactical Defensive Fund	3,270,196	$40,576,578	Managed Risk 100 Fund	5,635,812	$69,638,492

The investment portfolio value and unrealized appreciation/ (depreciation) as of the Reorganization Date for the Acquired Fund was as follows:

Acquired Fund	Portfolio Value	Unrealized Appreciation of Acquired Fund
Managed Risk 100 Fund	$68,679,442	$1,604,631

Immediately following the Reorganization the net assets of the combined Tactical Defensive Fund was $110,215,070.

The Reorganization qualified as a tax-free reorganization for federal income tax purposes. The Tactical Defensive Fund acquired the following unused capital loss carryforwards for potential utilization, subject to certain tax limitations:

Fund	Short-Term	Long-Term
Managed Risk 100 Fund	$39,797,145	-

Assuming the Reorganization had been completed on June 1, 2016, the beginning of the annual reporting period for the Tactical Defensive Fund, the Tactical Defensive Fund’s pro forma results of operations for the year ended November 30, 2017 are as follows:

Net Investment Income (Loss)	$(449,521)
Net Realized and Unrealized Gain on Investments	11,781,463
Net Increase in Net Assets Resulting from Operations	$11,331,942

Because the combined investment portfolios have been managed as a single integrated portfolio since the closing of the Reorganization, it is not practicable to separate the amounts of revenue and earnings of the Acquired Fund that have been included in the Tactical Defensive Fund’s Statement of Operations since the Reorganization Date.

11. SUBSEQUENT EVENTS

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

On December 29, 2017, the Trustees approved the following reduction in the Expense Limitation Agreement:

Effective December 31, 2017, the Advisor has entered into an Expense Limitation Agreement with respect to the Trilogy Alternative Return Fund under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, Class I shares, and Class T shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.38% of the average daily net assets allocable to each Class until October 1, 2019.

Management has evaluated subsequent events through the issuance of these financial statements and has noted no other such events.

Semi-Annual Report | November 30, 2017	57

Stadion Investment Trust	Additional Information

November 30, 2017 (Unaudited)

OTHER INFORMATION

The Trust files a complete listing of portfolio holdings of the Funds with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling 1-866-383-7636. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling toll-free 1-866-383-7636, or on the SEC’s website at http://www.sec.gov.

58	www.stadionfunds.com

Intentionally Left Blank

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stadion Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

The Stadion Funds are distributed by ALPS Distributors, Inc.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [Schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant does not have procedures in place to consider nominees recommended by shareholders. The registrant’s nominating committee generally will not consider nominees recommended by shareholders.

Item 11.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.	Exhibits.

(a)	File the exhibits listed below as part of this Form.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

EXHIBIT LIST

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stadion Investment Trust

By:	/s/ Judson P. Doherty
Judson P. Doherty, President

Date:	February 8, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Judson P. Doherty
Judson P. Doherty, President and Principal Executive Officer

Date:	February 8, 2018

By:	/s/ Duane L. Bernt
Duane L. Bernt, Treasurer and Principal Financial Officer

Date:	February 8, 2018